United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive,

Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

G. William Andrews

Campbell & Company Investment Adviser LLC

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments (Unaudited)

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES

Common Stocks
Belgium
Consumer Staples
Anheuser-Busch InBev NV - Adr	464	$51,434	0.04%
Bermuda
Energy
Nabors Industries Ltd.	34,757	791,069	0.55%
Ship Finance International Ltd.	396	6,700	0.00%
Total Energy		797,769	0.55%
Financials
Platinum Underwriters Holdings Ltd.	408	24,835	0.02%
RenaissanceRe Holdings Ltd.	2,719	271,873	0.18%
Total Financials		296,708	0.20%
Industrials
Aircastle Ltd.	9,386	153,555	0.10%
Total Bermuda		1,248,032	0.85%
Brazil
Financials
Banco Bradesco - Adr*	6,659	94,891	0.06%
Itau Unibanco Holding SA - Adr	9,220	127,973	0.09%
Total Financials		222,864	0.15%
Canada
Consumer Discretionary
Gildan Activewear Inc.	2,856	156,280	0.11%
Shaw Communications Inc.	1,310	32,056	0.02%
Total Consumer Discretionary		188,336	0.13%
Energy
Baytex Energy Corp.	3,373	127,702	0.09%
Cenovus Energy Inc.	17,570	472,281	0.31%
Penn West Petroleum Ltd.	7,941	53,602	0.04%
Suncor Energy Inc.	6,686	241,699	0.17%
Talisman Energy Inc.	6,368	55,083	0.04%
Total Energy		950,367	0.65%
Financials
Bank of Nova Scotia	6,224	384,955	0.26%
Manulife Financial Corp.	13,481	259,509	0.18%
Toronto-Dominion Bank	8,296	409,740	0.28%
Total Financials		1,054,204	0.72%
Industrials
Canadian National Railway Co.	7,009	497,359	0.34%
Information Technology
Open Text Corp.	1,129	62,569	0.04%
Materials
Agnico Eagle Mines Ltd.	3,357	97,454	0.07%
Silver Wheaton Corp.	2,811	56,023	0.04%
Total Materials		153,477	0.11%
Total Canada		2,906,312	1.99%

See Accompanying Notes to the Financial Statements.

1

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Cayman Islands
Health Care
WuXi PharmaTech Cayman Inc. - Adr*	6,747	$236,280	0.16%
Information Technology
Perfect World Co., Ltd. - Adr	3,137	61,768	0.04%
SINA Corp.*	13,618	560,244	0.39%
Total Information Technology		622,012	0.43%
Total Cayman Islands		858,292	0.59%
India
Financials
HDFC Bank Ltd. - Adr	409	19,051	0.01%
Ireland
Industrials
Ingersoll-Rand Plc.	6,847	385,897	0.26%
Information Technology
Seagate Technology Plc.	437	25,027	0.02%
Total Ireland		410,924	0.28%
Japan
Consumer Discretionary
ABC-Mart Inc.	1,300	66,366	0.05%
Accordia Golf Co., Ltd.	3,400	35,706	0.02%
Aisan Industry Co., Ltd.	3,300	25,962	0.02%
Aisin Seiki Co., Ltd.	11,000	396,600	0.27%
AOKI Holdings Inc.	5,000	57,523	0.04%
Aoyama Trading Co., Ltd.	2,800	65,217	0.04%
Arcland Sakamoto Co., Ltd.	5,700	133,595	0.09%
Autobacs Seven Co., Ltd.	100	1,554	0.00%
Bandai Namco Holdings Inc.	10,600	272,018	0.19%
Belluna Co., Ltd.	100	439	0.00%
Benesse Holdings Corp.	2,100	68,918	0.05%
Bridgestone Corp.	3,700	122,170	0.08%
Calsonic Kansei Corp.	29,000	157,829	0.11%
Canon Marketing Japan Inc.	1,400	26,955	0.02%
Create Restaurants Holdings Inc.	700	8,455	0.01%
Daihatsu Motor Co., Ltd.*	4,700	74,595	0.05%
Daiichikosho Co., Ltd.	800	21,507	0.02%
Dentsu Inc.	700	26,642	0.02%
Doutor Nichires Holdings Co., Ltd.	800	12,675	0.01%
Exedy Corp.	1,300	32,910	0.02%
F T Communications Co., Ltd.	300	6,257	0.00%
G-Tekt Corp.	1,900	18,135	0.01%
Gulliver International Co., Ltd.	1,500	12,758	0.01%
Haseko Corp.	14,500	111,960	0.08%
Heiwa Corp.	3,900	77,115	0.05%
HIS Co., Ltd.	4,100	109,251	0.07%
Honda Motor Co., Ltd.	7,400	256,347	0.18%
Japan Vilene Co., Ltd.	2,000	11,031	0.01%
JVC Kenwood Corp.*	3,500	8,742	0.01%
Keihin Corp.	13,400	177,005	0.12%
Komeri Co., Ltd.	500	11,363	0.01%
Kurabo Industries Ltd.	2,000	3,391	0.00%
KYB Co., Ltd.	21,000	94,571	0.06%
Kyoritsu Maintenance Co., Ltd.	400	16,263	0.01%

See Accompanying Notes to the Financial Statements.

2

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Marui Group Co., Ltd.	21,200	$174,517	0.12%
Mazda Motor Corp.	1,500	37,591	0.03%
Meiko Network Japan Co., Ltd.	1,000	10,976	0.01%
Musashi Seimitsu Industry Co., Ltd.	5,700	112,966	0.08%
Next Co., Ltd.	1,400	9,483	0.01%
NGK Spark Plug Co., Ltd.	5,800	170,518	0.12%
Nifco Inc.	3,400	104,763	0.07%
Nihon Eslead Corp.	300	2,727	0.00%
Nippon Columbia Co., Ltd.	200	977	0.00%
Nippon Piston Ring Co., Ltd.	76,000	177,365	0.12%
Nishimatsuya Chain Co., Ltd.	100	780	0.00%
Nitori Holdings Co., Ltd.	1,500	92,848	0.06%
Ohsho Food Service Corp.	200	7,731	0.01%
Onward Holdings Co., Ltd.	1,000	6,245	0.00%
Pal Co., Ltd.	500	13,583	0.01%
PanaHome Corp.	6,000	41,679	0.03%
Pioneer Corp.*	63,500	174,242	0.12%
Rakuten Inc.*	10,600	122,046	0.08%
Riken Corp.	1,000	4,230	0.00%
Rinnai Corp.	2,900	240,841	0.16%
Sanden Corp.	7,000	41,479	0.03%
Sangetsu Co., Ltd.	500	12,594	0.01%
Seiko Holdings Corp.	23,000	100,643	0.07%
Sony Corp.*	4,800	87,122	0.06%
Stanley Electric Co., Ltd.	10,300	222,723	0.15%
Suminoe Textile Co., Ltd.	5,000	15,680	0.01%
Suzuki Motor Corp.	12,000	397,703	0.27%
Takashimaya Co., Ltd.	24,000	200,629	0.14%
Take And Give Needs Co., Ltd.	1,500	16,054	0.01%
Toho Co., Ltd.	2,700	61,042	0.04%
Tokai Rubber Industries Ltd.	2,100	18,531	0.01%
Toyota Industries Corp.	4,800	231,916	0.16%
Toyota Motor Corp.*	3,300	194,429	0.13%
TPR Co., Ltd.	1,600	38,580	0.03%
TS Tech Co., Ltd.	200	4,861	0.00%
Tyo Inc.	4,700	7,370	0.01%
Unipres Corp.	800	15,673	0.01%
USS Co., Ltd.	7,000	107,206	0.07%
VT Holdings Co., Ltd.	26,200	93,866	0.06%
Wacoal Holdings Corp.	3,000	29,208	0.02%
Xebio Co., Ltd.	3,300	50,029	0.03%
Yamada Denki Co., Ltd.	63,900	186,408	0.13%
Yamaha Corp.	31,800	415,418	0.29%
Yamaha Motor Co., Ltd.	500	9,777	0.01%
Yondoshi Holdings Inc.	300	6,008	0.00%
Total Consumer Discretionary		6,592,882	4.51%
Consumer Staples
Aderans Co., Ltd.	100	1,245	0.00%
Ariake Japan Co., Ltd.	500	11,204	0.01%
Coca-Cola East Japan Co., Ltd.	1,000	19,846	0.01%
Cosmos Pharmaceutical Corp.	100	12,681	0.01%
Dydo Drinco Inc.	700	27,631	0.02%
Ezaki Glico Co., Ltd.	7,200	248,762	0.17%
FamilyMart Co., Ltd.	10,900	415,849	0.28%
Fuji Oil Co., Ltd. Osaka	900	13,283	0.01%
Ito En Ltd.	4,600	97,078	0.07%

See Accompanying Notes to the Financial Statements.

3

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Kao Corp.	10,800	$421,043	0.30%
Kewpie Corp.	4,700	79,351	0.05%
Kyokuyo Co., Ltd.	1,000	2,370	0.00%
Matsumotokiyoshi Holdings Co., Ltd.	2,900	85,524	0.06%
Medical System Network Co., Ltd.	100	322	0.00%
Ministop Co., Ltd.	500	6,969	0.00%
Morinaga Milk Industry Co., Ltd.	10,000	32,180	0.02%
Nippon Flour Mills Co., Ltd.	1,000	4,841	0.00%
Nissin Foods Holdings Co., Ltd.	7,300	379,324	0.26%
Pigeon Corp.	600	33,967	0.02%
Prima Meat Packers Ltd.	31,000	77,150	0.05%
Sapporo Holdings Ltd.	12,000	46,164	0.03%
Seven & I Holdings Co., Ltd.	5,100	197,779	0.14%
Shiseido Co., Ltd.	8,700	143,513	0.10%
Warabeya Nichiyo Co., Ltd.	3,900	70,004	0.05%
Yamatane Corp.	3,000	4,923	0.00%
Total Consumer Staples		2,433,003	1.66%
Energy
Cosmo Oil Co., Ltd.	7,000	11,805	0.01%
Itochu Enex Co., Ltd.	8,800	56,717	0.04%
Kyoei Tanker Co.*	1,000	1,951	0.00%
Showa Shell Sekiyu K.K.	31,800	303,231	0.21%
Toyo Kanetsu K.K.	6,000	14,549	0.01%
Total Energy		388,253	0.27%
Financials
Airport Facilities Co., Ltd.	200	1,367	0.00%
Bank of Iwate Ltd.	100	4,412	0.00%
Bank of Kyoto Ltd.	1,000	8,305	0.01%
Century Tokyo Leasing Corp.	12,900	342,800	0.23%
Chiba Bank Ltd.	5,000	34,778	0.02%
Daito Trust Construction Co., Ltd.	500	59,050	0.04%
Fukuoka Financial Group Inc.	27,000	128,730	0.09%
Hitachi Capital Corp.	1,800	43,271	0.03%
Hokuhoku Financial Group Inc.	5,000	9,800	0.01%
Hyakugo Bank Ltd.	1,000	4,011	0.00%
Hyakujushi Bank Ltd.	2,000	6,400	0.00%
Japan Securities Finance Co., Ltd.	17,400	101,676	0.07%
Jimoto Holdings Inc.	800	1,641	0.00%
Joyo Bank Ltd.	72,000	354,437	0.24%
Kagoshima Bank Ltd.	2,000	12,708	0.01%
Leopalace21 Corp.*	4,500	24,696	0.02%
Mitsubishi UFJ Financial Group Inc.	2,900	16,396	0.01%
Mizuho Financial Group Inc.	13,100	23,395	0.02%
Monex Group Inc.	30,800	80,303	0.05%
MS&AD Insurance Group Holdings	8,600	187,570	0.13%
NTT Urban Development Corp.	13,700	144,125	0.10%
Okasan Securities Group Inc.*	23,000	163,544	0.11%
Orient Corp.*	102,100	205,699	0.14%
ORIX Corp.*	11,900	164,134	0.11%
Pocket Card Co., Ltd.	6,200	37,416	0.03%
Sony Financial Holdings Inc.	3,500	56,602	0.04%
Sumitomo Real Estate Sales Co., Ltd.	5,700	131,257	0.09%
Sumitomo Realty & Development Co., Ltd.	12,000	426,911	0.30%
Tokai Tokyo Financial Holdings Inc.	200	1,375	0.00%
Tokyo Tatemono Co., Ltd.	14,000	113,205	0.08%

See Accompanying Notes to the Financial Statements.

4

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Tokyo Theatres	2,000	$2,644	0.00%
Tsukuba Bank Ltd.	600	2,024	0.00%
Total Financials		2,894,682	1.98%
Health Care
Chugai Pharmaceutical Co., Ltd.	10,100	292,334	0.20%
CMIC Holdings Co., Ltd.	100	1,797	0.00%
Daiichi Sankyo Co Ltd	25,600	401,638	0.26%
Fuji Pharma Co., Ltd.	400	7,406	0.01%
Kyowa Hakko Kirin Co., Ltd.	10,000	122,613	0.08%
Miraca Holdings Inc.	2,300	95,086	0.07%
Nikkiso Co., Ltd.	7,800	85,967	0.06%
Olympus Corp.*	4,300	154,250	0.11%
Rion Co., Ltd.	800	10,341	0.01%
Santen Pharmaceutical Co., Ltd.	600	33,584	0.02%
Suzuken Co., Ltd.	9,700	279,429	0.19%
Total Health Care		1,484,445	1.01%
Industrials
Airtech Japan Ltd.	1,100	5,235	0.00%
Asahi Diamond Industrial Co., Ltd.	3,300	47,772	0.03%
Central Glass Co., Ltd.	3,000	10,611	0.01%
Central Japan Railway Co.	200	27,011	0.02%
CKD Corp.	3,900	35,411	0.02%
COMSYS Holdings Corp.	3,200	55,164	0.04%
Cosel Co., Ltd.	2,500	29,628	0.02%
Daifuku Co., Ltd.	1,700	19,976	0.01%
Daihen Corp.	8,000	31,068	0.02%
Daikin Industries Ltd.	6,700	415,211	0.28%
Denyo Co., Ltd.	800	10,918	0.01%
Duskin Co., Ltd.	1,500	24,518	0.02%
Emori & Co., Ltd.	100	1,818	0.00%
FANUC Corp.*	700	126,414	0.09%
Fuji Electric Co., Ltd.*	18,000	87,133	0.06%
Fukuyama Transporting Co., Ltd.	4,000	19,946	0.01%
Furukawa Co., Ltd.	9,000	18,624	0.01%
Glory Ltd.	11,200	316,003	0.22%
GS Yuasa Corp.	11,000	64,078	0.04%
Hazama Ando Corp.	13,200	84,474	0.06%
Hitachi Transport System Ltd.	400	5,163	0.00%
Hoshizaki Electric Co., Ltd.	800	37,340	0.03%
Iino Kaiun Kaisha Ltd.	800	4,565	0.00%
Itoki Corp.	6,400	39,149	0.03%
Iwasaki Electric Co., Ltd.*	1,000	2,151	0.00%
Japan Foundation Engineering Co., Ltd.	4,100	14,988	0.01%
Japan Steel Works Ltd.	3,000	12,033	0.01%
Kajima Corp.	17,000	81,362	0.06%
Kanamoto Co., Ltd.	5,900	217,831	0.15%
Kandenko Co., Ltd.	10,000	50,504	0.03%
Kanematsu-NNK Corp.*	3,000	4,075	0.00%
Kawasaki Kisen Kaisha Ltd.	30,000	63,722	0.04%
Kinden Corp.	1,000	10,283	0.01%
Kitz Corp.	30,000	149,597	0.10%
Komatsu Ltd.	18,000	416,217	0.29%
Komatsu Wall Industry Co., Ltd.	2,100	51,516	0.04%
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,200	17,372	0.01%
Mabuchi Motor Co., Ltd.	1,000	87,151	0.06%
Maeda Corp.	15,000	120,197	0.08%

See Accompanying Notes to the Financial Statements.

5

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Makino Milling Machine Co., Ltd.	1,000	$7,393	0.01%
Makita Corp.	1,900	107,389	0.07%
Maruyama Manufacturing Co., Inc.	7,000	16,400	0.01%
Mitsui OSK Lines Ltd.	5,000	15,953	0.01%
Mitsui-Soko Co., Ltd.	19,000	70,322	0.05%
MonotaRO Co., Ltd.	1,300	32,555	0.02%
NGK Insulators Ltd.	7,000	166,680	0.11%
Nihon M&A Center Inc.	2,200	63,877	0.04%
Nippon Express Co., Ltd.	6,000	25,106	0.02%
Nishimatsu Construction Co., Ltd.	70,000	316,514	0.22%
Nisshinbo Holdings Inc.	17,000	142,732	0.10%
Noritake Co., Ltd.	2,000	4,868	0.00%
NTN Corp.	13,000	58,663	0.04%
Obara Group Corp.	300	10,994	0.01%
Obayashi Corp.	49,000	335,467	0.23%
Odakyu Electric Railway Co., Ltd.	5,000	45,718	0.03%
Oiles Corp.	3,300	63,476	0.04%
Okabe Co., Ltd.	2,000	21,988	0.02%
Penta-Ocean Construction Co., Ltd.	71,100	239,171	0.16%
Sakai Heavy Industries Ltd.	1,000	2,735	0.00%
Seino Holdings Co., Ltd.	31,000	248,407	0.17%
Senko Co., Ltd.	3,000	13,045	0.01%
Shinmaywa Industries Ltd.	1,000	9,098	0.01%
SHO-BOND Holdings Co., Ltd.	100	3,893	0.00%
Sinfonia Technology Co., Ltd.	15,000	22,016	0.02%
Sinko Industries Ltd.	100	922	0.00%
Sumitomo Corp.	2,000	22,070	0.02%
Temp Holdings Co., Ltd.	7,900	240,540	0.16%
THK Co., Ltd.	500	12,444	0.01%
TOA ROAD Corp.	5,000	19,326	0.01%
Tokyo Keiki Inc.	3,000	7,658	0.01%
Tokyu Corp.	3,000	19,664	0.01%
Toppan Printing Co., Ltd.	24,000	172,405	0.12%
Totetsu Kogyo Co., Ltd.	600	14,139	0.01%
Toyo Construction Co., Ltd.	11,100	50,696	0.03%
Toyo Engineering Corp.	21,000	89,977	0.06%
Toyo Machinery & Metal Co., Ltd.*	5,700	26,449	0.02%
Tsubakimoto Chain Co.	3,000	24,778	0.02%
Uchida Yoko Co., Ltd.	9,000	31,013	0.02%
Yuasa Trading Co., Ltd.	1,400	27,146	0.02%
Total Industrials		5,619,916	3.84%
Information Technology
Anritsu Corp.	2,800	21,365	0.01%
Azbil Corp.	1,100	26,965	0.02%
Brother Industries Ltd.	22,600	418,027	0.29%
Capcom Co., Ltd.	10,800	169,539	0.12%
Citizen Holdings Co., Ltd.	63,200	414,247	0.28%
Dainippon Screen Manufacturing Co., Ltd.	57,000	289,949	0.20%
Denki Kogyo Co., Ltd.	14,000	80,022	0.05%
Digital Garage Inc.	16,900	257,902	0.18%
DTS Corp.	300	6,279	0.00%
Eighting Co., Ltd.	500	6,928	0.00%
Enplas Corp.	700	35,735	0.02%
Ferrotec Corp.	11,600	68,313	0.05%
Fujitsu Ltd.	68,000	418,434	0.28%
GMO internet Inc.	29,100	253,078	0.17%

See Accompanying Notes to the Financial Statements.

6

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Hitachi Kokusai Electric Inc.	5,000	$70,468	0.05%
Ibiden Co., Ltd.*	1,500	29,208	0.02%
Infocom Corp.	5,100	42,494	0.03%
Information Services International-Dentsu Ltd.	1,300	14,079	0.01%
IT Holdings Corp.	1,700	29,740	0.02%
Itochu Techno-Solutions Corp.	1,400	58,836	0.04%
Japan Radio Co., Ltd.	16,000	55,572	0.04%
Kakaku.com Inc.*	1,600	22,725	0.02%
Konami Corp.	1,800	37,511	0.03%
Konica Minolta Inc.	18,800	202,919	0.14%
Melco Holdings Inc.	1,900	36,304	0.02%
Mitsumi Electric Co., Ltd.	3,400	24,548	0.02%
Nihon Dempa Kogyo Co., Ltd.	6,300	51,000	0.03%
NS Solutions Corp.	300	8,916	0.01%
Optex Co., Ltd.	1,000	18,059	0.01%
Oracle Corp. Japan	1,600	62,428	0.04%
Otsuka Corp.	200	7,949	0.01%
Rohm Co., Ltd.	1,700	106,933	0.07%
Ryoyo Electro Corp.	500	5,146	0.00%
SCSK Corp.	9,300	249,848	0.17%
Seiko Epson Corp.	5,700	273,841	0.19%
Shimadzu Corp.	19,000	164,374	0.11%
Square Enix Holdings Co., Ltd.	10,900	231,424	0.16%
Tokyo Seimitsu Co., Ltd.	3,200	53,764	0.04%
Uniden Corp.*	6,000	13,565	0.01%
Wellnet Corp.	500	7,931	0.01%
Yahoo Japan Corp.*	16,500	62,724	0.04%
Total Information Technology		4,409,089	3.01%
Materials
Achilles Corp.	17,000	23,866	0.02%
Fujimori Kogyo Co., Ltd.	100	2,999	0.00%
Godo Steel Ltd.	17,000	24,951	0.02%
Hitachi Chemical Co., Ltd.	500	8,888	0.01%
Hodogaya Chemical Co., Ltd.	4,000	7,038	0.00%
Konishi Co., Ltd.	1,100	19,685	0.01%
Kureha Corp.	3,000	14,768	0.01%
Maruichi Steel Tube Ltd.	3,300	81,015	0.06%
Mitsubishi Gas Chemical Co., Inc.	4,000	25,489	0.02%
Mitsui Chemicals Inc.	47,000	130,681	0.09%
Mitsui Mining & Smelting Co., Ltd.	45,000	119,787	0.08%
Nippon Denko Co., Ltd.*	1,100	2,728	0.00%
Nippon Paint Co., Ltd.	11,000	247,185	0.17%
Nippon Shokubai Co., Ltd.	2,000	22,243	0.02%
Nippon Steel & Sumitomo Metal Corp.	155,000	402,142	0.28%
Nippon Synthetic Chemical Industry Co., Ltd.	1,000	7,211	0.00%
Nissan Chemical Industries Ltd.	900	15,933	0.01%
Nitto Denko Corp.	3,000	164,502	0.11%
NOF Corp.	10,000	62,355	0.04%
Sanyo Special Steel Co., Ltd.*	9,000	33,229	0.02%
Shin-Etsu Polymer Co., Ltd.	2,500	13,241	0.01%
Sumitomo Seika Chemicals Co.	3,000	17,175	0.01%
Taiheiyo Cement Corp.	74,000	279,283	0.19%
Teijin Ltd.	17,000	41,068	0.03%
Toho Zinc Co., Ltd.	100,000	380,145	0.27%
Tokyo Steel Manufacturing Co., Ltd.	11,000	58,061	0.04%
Toyo Kohan Co., Ltd.	1,000	5,415	0.00%

See Accompanying Notes to the Financial Statements.

7

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Toyo Seikan Group Holdings Ltd.	10,600	$131,322	0.09%
Toyobo Co., Ltd.	65,000	94,216	0.06%
Total Materials		2,436,621	1.67%
Telecommunication Services
NTT DOCOMO Inc.	23,300	388,811	0.27%
Utilities
Chugoku Electric Power Co., Inc.*	5,100	65,369	0.04%
Tohoku Electric Power Co., Inc.*	9,200	104,500	0.08%
Total Utilities		169,869	0.12%
Total Japan		26,817,571	18.34%
Liberia
Consumer Discretionary
Royal Caribbean Cruises Ltd.	2,838	190,969	0.13%
Luxembourg
Materials
Ternium SA - Adr	4,110	98,846	0.07%
Netherlands
Consumer Staples
Unilever NV	3,798	150,705	0.10%
Philippines
Telecommunication Services
Philippine Long Distance Telephone Co. - Adr	1,335	92,088	0.06%
Singapore
Information Technology
Avago Technologies Ltd.	928	80,736	0.06%
South Africa
Materials
AngloGold Ashanti Ltd. - Adr*	6,386	76,632	0.05%
Switzerland
Information Technology
TE Connectivity Ltd.	14,436	798,166	0.54%
Materials
Syngenta AG - Adr	7,543	478,000	0.33%
Total Switzerland		1,276,166	0.87%
Turkey
Telecommunication Services
Turkcell Iletisim Hizmetleri AS - Adr*	14,452	189,899	0.13%
United States
Consumer Discretionary
Aaron's Inc.	10,238	248,988	0.17%
Apollo Education Group Inc. - Class A *	18,454	464,118	0.32%
Big Lots Inc.	907	39,046	0.03%
BJ's Restaurants Inc.*	1,026	36,926	0.03%
BorgWarner Inc.	16,400	862,804	0.58%
Boyd Gaming Corp.*	13,893	141,153	0.10%
Buffalo Wild Wings Inc.*	6,112	820,658	0.56%
Charter Communications Inc.*	1,856	280,943	0.19%
Cheesecake Factory Inc.	55	2,503	0.00%

See Accompanying Notes to the Financial Statements.

8

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Chipotle Mexican Grill Inc.*	1,310	$873,234	0.59%
Crocs Inc.*	66,404	835,362	0.57%
Dana Holding Corp.	12,412	237,938	0.16%
Dollar General Corp.*	13,918	850,529	0.58%
Finish Line Inc. - Class A	9,286	232,429	0.16%
Graham Holdings Co.	243	170,000	0.12%
Grand Canyon Education Inc.*	41	1,672	0.00%
Gray Television Inc.*	40,252	317,186	0.22%
Hyatt Hotels Corp.*	136	8,231	0.01%
Iconix Brand Group Inc.*	3,061	113,073	0.08%
Interpublic Group of Companies, Inc.	37,096	679,599	0.46%
Kate Spade & Co.*	14,490	380,073	0.26%
Lear Corp.	3,166	273,574	0.19%
Lithia Motors Inc. - Class A	10,329	781,802	0.53%
LKQ Corp.*	25,804	686,128	0.47%
Macy's Inc.	6,462	375,959	0.26%
Mattel Inc.	8,652	265,184	0.18%
Men's Wearhouse Inc.	3,220	152,048	0.10%
Meritage Homes Corp.*	2,020	71,710	0.05%
Mohawk Industries Inc.*	4,039	544,538	0.37%
Movado Group Inc.	6,033	199,451	0.14%
New York Times Co. - Class A	928	10,412	0.01%
Penske Automotive Group Inc.	6,460	262,211	0.18%
Pier 1 Imports Inc.	7	83	0.00%
Pool Corp.	779	42,004	0.03%
Ryland Group Inc.	764	25,395	0.02%
Service Corp. International	2,624	55,471	0.04%
Six Flags Entertainment Corp.	2,645	90,962	0.06%
Starbucks Corp.	596	44,974	0.03%
Tenneco Inc.*	14,211	743,377	0.51%
Toll Brothers Inc.*	11,804	367,813	0.25%
Tractor Supply Co.	2,210	135,937	0.09%
Vail Resorts Inc.	1,212	105,153	0.07%
Zumiez Inc.*	5,172	145,333	0.10%
Total Consumer Discretionary		12,975,984	8.87%
Consumer Staples
Andersons Inc.	464	29,176	0.02%
Avon Products Inc.	682	8,593	0.01%
General Mills Inc.	13,773	694,849	0.47%
Inter Parfums Inc.	384	10,560	0.01%
Lancaster Colony Corp.	320	27,290	0.02%
PriceSmart Inc.	27	2,312	0.00%
Sanderson Farms Inc.	1,364	119,964	0.08%
SUPERVALU Inc.*	10,249	91,626	0.06%
Universal Corp.	2,273	100,898	0.07%
Total Consumer Staples		1,085,268	0.74%
Energy
Cloud Peak Energy Inc.*	5,851	73,840	0.05%
Comstock Resources Inc.	5,349	99,598	0.07%
FMC Technologies Inc.*	4,894	265,794	0.18%
Gran Tierra Energy Inc.*	28,582	158,344	0.11%
Helix Energy Solutions Group Inc.*	10,452	230,571	0.16%
Hornbeck Offshore Services Inc.*	3,204	104,867	0.07%
Newfield Exploration Co.*	1,746	64,724	0.04%
Rex Energy Corp.*	901	11,416	0.01%

See Accompanying Notes to the Financial Statements.

9

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Unit Corp.*	382	$22,404	0.02%
Total Energy		1,031,558	0.71%
Financials
Affiliated Managers Group Inc.*	2,612	523,339	0.36%
Associated Banc-Corp.	24,336	423,933	0.29%
Bancorp South Inc.	3,162	63,683	0.04%
Bank of New York Mellon Corp.	18,994	735,637	0.49%
CIT Group	10,849	498,620	0.34%
Community Bank System Inc.	1,991	66,878	0.05%
Evercore Partners Inc.	8,284	389,348	0.27%
HCI Group, Inc.	645	23,214	0.02%
Janus Capital Group Inc.	1,938	28,179	0.02%
KeyCorp	273	3,639	0.00%
Northwest Bancshares Inc.	2,221	26,874	0.02%
PHH Corp.*	13,611	304,342	0.21%
Signature Bank NY*	136	15,240	0.01%
South State Corp.	29	1,622	0.00%
T Rowe Price Group Inc.	2,012	157,741	0.11%
Torchmark Corp.	5,587	292,591	0.20%
Wintrust Financial Corp.	846	37,791	0.03%
Total Financials		3,592,671	2.46%
Health Care
Acorda Therapeutics Inc.*	5,903	199,994	0.14%
Aetna Inc.	4,748	384,588	0.26%
Anika Therapeutics*	13,199	483,875	0.33%
Bruker Corp.*	2,940	54,434	0.04%
Cardiovascular Systems Inc.*	218	5,151	0.00%
Cigna Corp.	4,029	365,390	0.25%
Computer Programs & Systems Inc.	893	51,339	0.04%
DENTSPLY International Inc.	518	23,621	0.02%
Endologix Inc.*	11,762	124,677	0.09%
Express Scripts Holding Co.*	5,864	414,174	0.28%
Greatbatch Inc.*	644	27,441	0.02%
Healthways Inc.*	2,247	35,997	0.02%
Impax Laboratories Inc.*	109	2,584	0.00%
Infinity Pharmaceuticals Inc.*	10,951	146,962	0.10%
LifePoint Hospitals Inc.*	12,258	848,131	0.57%
Medicines Co.*	4,816	107,493	0.07%
Mettler-Toledo International Inc.*	1,928	493,819	0.34%
Nektar Therapeutics*	300	3,621	0.00%
Neogen Corp.*	3,272	129,244	0.09%
NPS Pharmaceuticals Inc.*	1,099	28,574	0.02%
PharMerica Corp.*	109	2,663	0.00%
Select Medical Holdings Corp.	29,883	359,492	0.25%
Team Health Holdings Inc.*	437	25,342	0.02%
Tenet Healthcare Corp.*	2,727	161,957	0.11%
Varian Medical Systems Inc.*	1,746	139,890	0.10%
WellCare Health Plans Inc.*	3,976	239,912	0.16%
Total Health Care		4,860,365	3.32%
Industrials
Aceto Corp.	164	3,168	0.00%
Aegion Corp.*	791	17,600	0.01%
Altra Industrial Motion Corp.	1,461	42,603	0.03%
AMERCO Inc.*	549	143,778	0.10%
Avis Budget Group Inc.*	5,953	326,760	0.22%

See Accompanying Notes to the Financial Statements.

10

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Barnes Group Inc.	4,629	$140,490	0.10%
Colfax Corp.*	2,448	139,463	0.10%
Con-way Inc.	6,214	295,165	0.20%
Crane Co.	27	1,707	0.00%
Delta Air Lines Inc.	23,992	867,310	0.60%
DigitalGlobe Inc.*	136	3,876	0.00%
Dover Corp.	300	24,099	0.02%
DXP Enterprises Inc.*	55	4,052	0.00%
Forward Air Corp.	136	6,097	0.00%
General Cable Corp.	15,015	226,426	0.15%
Heartland Express Inc.	4,577	109,665	0.07%
Hub Group Inc. - Class A *	5,604	227,130	0.16%
IDEX Corp.	6,967	504,202	0.34%
IHS Inc. - Class A *	5,551	694,930	0.48%
JetBlue Airways Corp.*	6,838	72,620	0.05%
Korn/Ferry International*	2,210	55,029	0.04%
Lennox International Inc.	11,007	846,107	0.59%
Manitowoc Co., Inc.	1,365	32,009	0.02%
Meritor Inc.*	16,181	175,564	0.12%
Mobile Mini Inc.	3,696	129,249	0.09%
MSA Safety Inc.	2,219	109,619	0.07%
MSC Industrial Direct Co., Inc. - Class A	27	2,307	0.00%
Mueller Water Products Inc.	20,837	172,530	0.12%
On Assignment Inc.*	2,346	62,990	0.04%
PACCAR Inc.	12,679	721,118	0.49%
PGT Inc.*	25,137	234,277	0.16%
Roadrunner Transportation Systems Inc.*	164	3,738	0.00%
Spirit Aerosystems Holdings Inc. - Class A *	4,271	162,554	0.11%
SPX Corp.	382	35,881	0.02%
Taser International Inc.*	10,145	156,639	0.11%
TransDigm Group Inc.*	630	116,128	0.08%
United Continental Holdings Inc.*	3,354	156,934	0.11%
Watts Water Technologies Inc. - Class A	27	1,573	0.00%
Woodward Inc.	546	26,001	0.02%
Total Industrials		7,051,388	4.82%
Information Technology
Activision Blizzard Inc.	41,001	852,410	0.58%
Apple Inc.	2,784	280,488	0.19%
Applied Materials Inc.	8,251	178,304	0.12%
Arrow Electronics Inc.*	10,410	576,194	0.39%
Aspen Technology Inc.*	16,958	639,656	0.44%
Atmel Corp.*	6,086	49,175	0.03%
Belden Inc.	13,106	839,046	0.57%
Benchmark Electronics Inc.*	821	18,234	0.01%
Ciena Corp.*	34,231	572,342	0.39%
Cognizant Technology Solutions Corp.*	6,522	291,990	0.20%
Constant Contact Inc.*	11,555	313,603	0.21%
DST Systems Inc.	6,417	538,515	0.37%
Entegris Inc.*	14,937	171,776	0.12%
F5 Networks Inc.*	437	51,889	0.04%
Fairchild Semiconductor International Inc.*	13,818	214,594	0.15%
FARO Technologies Inc.*	55	2,791	0.00%
Fortinet Inc.*	1,856	46,892	0.03%
Intel Corp.	25,074	873,076	0.61%
Jack Henry & Associates Inc.	6,920	385,167	0.26%
Mastercard Inc. - Class A	136	10,053	0.01%

See Accompanying Notes to the Financial Statements.

11

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Methode Electronics Inc.	300	$11,061	0.01%
Micron Technology Inc.*	5,895	201,963	0.14%
MicroStrategy Inc. - Class A *	138	18,056	0.01%
MTS Systems Corp.	273	18,635	0.01%
NVIDIA Corp.	31,620	583,389	0.40%
ON Semiconductor Corp.*	42,637	381,175	0.26%
Polycom Inc.*	10,556	129,680	0.09%
PTC Inc.*	15,610	576,009	0.39%
Rackspace Hosting Inc.*	1,735	56,474	0.04%
Red Hat Inc.*	9,441	530,112	0.36%
RF Micro Devices Inc.*	3,101	35,786	0.02%
Sanmina Corp.*	23,088	481,616	0.33%
Silicon Laboratories Inc.*	109	4,430	0.00%
Sohu.com Inc.*	1,381	69,368	0.05%
SPS Commerce Inc.*	448	23,811	0.02%
Synaptics Inc.*	837	61,268	0.04%
TiVo Inc.*	10,041	128,475	0.09%
Tyler Technologies Inc.*	215	19,006	0.01%
Ultimate Software Group Inc.*	1,612	228,114	0.16%
Western Union Co.	29,760	477,350	0.33%
Total Information Technology		10,941,973	7.48%
Materials
A Schulman Inc.	2,142	77,455	0.05%
Calgon Carbon Corp.*	11,124	215,583	0.15%
Compass Minerals International Inc.	5,575	469,861	0.32%
Cytec Industries Inc.	8,187	387,163	0.26%
Horsehead Holding Corp.*	11,033	182,375	0.12%
Kaiser Aluminum Corp.	2,225	169,590	0.12%
Mosaic Co.	4,613	204,863	0.14%
Owens-Illinois Inc.*	2,050	53,403	0.04%
PolyOne Corp.	5,346	190,211	0.13%
PPG Industries Inc.	2,735	538,083	0.38%
Praxair Inc.	791	102,039	0.07%
Reliance Steel & Aluminum Co.	27	1,847	0.00%
Royal Gold Inc.	246	15,975	0.01%
RTI International Metals Inc.*	2,509	61,872	0.04%
Sensient Technologies Corp.	328	17,171	0.01%
Steel Dynamics Inc.	8,216	185,764	0.13%
Worthington Industries Inc.	3,228	120,146	0.08%
WR Grace & Co.*	1,146	104,217	0.07%
Total Materials		3,097,618	2.12%
Telecommunication Services
8x8 Inc.*	16,033	107,100	0.07%
Telephone & Data Systems Inc.	82	1,965	0.00%
United States Cellular Corp.*	1,622	57,549	0.04%
Total Telecommunication Services		166,614	0.11%
Utilities
Alliant Energy Corp.	2,565	142,127	0.10%
Atmos Energy Corp.	2,210	105,417	0.07%
Avista Corp.	2,476	75,592	0.05%
Black Hills Corp.	3,109	148,859	0.10%
Cleco Corp.	3,739	180,033	0.12%
Dynegy Inc.*	5,312	153,304	0.10%
Exelon Corp.	6,311	215,142	0.15%

See Accompanying Notes to the Financial Statements.

12

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

			Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
MDU Resources Group Inc.			2,674	$74,364	0.05%
Westar Energy Inc.			25,068	855,320	0.59%
Total Utilities				1,950,158	1.33%
Total United States				46,753,597	31.96%
Total Common Stocks
(cost $84,571,648)				81,444,118	55.68%
United States Government Securities**
Maturity Face Value	Maturity Date	Description
$8,500,000	1/22/2015	U.S. Treasury Bill
(cost including accrued interest, $8,500,000)				8,499,533	5.81%
Total investment securities
(cost $93,071,648)				$89,943,651	61.49%

See Accompanying Notes to the Financial Statements.

13

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

FUTURES CONTRACTS PURCHASED

						% of Net
		Contract		No. of	Fair Value	Asset
Sector	Contract	Month	Exchange	Contracts	($)	Value

	Agriculture
	Cattle	December-14	CME	65	$36,310	0.03%
	Cotton No. 2	December-14	ICEUS	54	(9,565)	(0.01)%
	Soybeans	November-14	CBOT	33	(27,550)	(0.02)%
	Soybean Meal	December-14	CBOT	42	(62,520)	(0.04)%
	Soybean Oil	December-14	CBOT	128	(15,894)	(0.01)%
	Total agriculture				(79,219)	(0.05)%

	Energy
	Natural Gas	November-14	NYMEX	93	69,800	0.05%
	Total energy				69,800	0.05%

	Metals
	Copper	December-14	NYMEX	44	(70,600)	(0.05)%
	Synthetic Aluminum	December-14	LME	550	(1,331,565)	(0.91)%
	Synthetic Copper	December-14	LME	182	(776,993)	(0.53)%
	Synthetic Nickel	December-14	LME	219	(2,682,542)	(1.83)%
	Synthetic Zinc	December-14	LME	664	(189,325)	(0.13)%
	Total metals				(5,051,025)	(3.45)%

	Stock indices
	Amsterdam Exchange Index Future	October-14	ENXTAM	99	(11,088)	(0.01)%
	CAC40 Index	October-14	EURONXT	33	4,875	0.00%
	Hang Seng Index	October-14	HKFE	42	(135,658)	(0.09)%
	IBEX 35 Index	October-14	MFM	12	(8,545)	(0.01)%
	NASDAQ 100 E-MINI Index	December-14	CME	207	(47,295)	(0.03)%
	Nikkei 225 Index	December-14	OSE	94	17,138	0.01%
	OMXS30 Index	October-14	OMG	303	(43,206)	(0.03)%
	S&P 500 E-MINI Index	December-14	CME	138	(106,622)	(0.07)%
	S&P Canadian 60 Index	December-14	ME	48	(30,363)	(0.02)%
	SIMEX MSCI Taiwan Index	October-14	SGX	103	(82,920)	(0.06)%
	Total stock indices				(443,684)	(0.31)%

	Short-term interest rates
	Australian Bank Bill	March-15	SFE	25	532	0.00%
	Canadian Bank Bill	June-15	ME	87	2,064	0.00%
	Euribor (3 Month Interest Rate)	September-15	LIFFE	124	3,867	0.00%
	Total short-term interest rates				6,463	0.00%

	Long-term interest rates
	Australian 3-Year Bond	December-14	SFE	226	55,010	0.04%
	Canadian 10-Year Bond	December-14	ME	394	169,816	0.12%
	Euro-BOBL	December-14	EUREX	820	232,323	0.16%
	Euro-Bund	December-14	EUREX	357	456,576	0.31%
	Japanese 10-Year Government Bond	December-14	TSE	111	-	0.00%
	Long Gilt	December-14	LIFFE	170	134,619	0.09%
	U.S. 5-Year Treasury Note	December-14	CBOT	137	(14,398)	(0.01)%
	U.S. 10-Year Treasury Note	December-14	CBOT	233	25,203	0.02%
	U.S. Bond	December-14	CBOT	273	213,062	0.14%
	Total long-term interest rates				1,272,211	0.87%

Net unrealized loss on futures contracts purchased					$(4,225,454)	(2.89)%

See Accompanying Notes to the Financial Statements.

14

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

FUTURES CONTRACTS SOLD

						% of Net
		Contract		No. of	Fair Value	Asset
Sector	Contract	Month	Exchange	Contracts	($)	Value

	Agriculture
	Coffee	December-14	ICEUS	(32)	$(86,887)	(0.06)%
	Corn	December-14	CBOT	(530)	260,063	0.18%
	Sugar No.11	March-15	ICEUS	(248)	(104,866)	(0.07)%
	KC Hard Red Winter Wheat	December-14	CME	(19)	(1,125)	(0.00)%
	Wheat	December-14	CBOT	(210)	(28,638)	(0.02)%
	Total agriculture				38,547	0.03%

Energy
	London Brent Crude	November-14	IPE	(106)	223,490	0.15%
	London Gasoline Oil	October-14	IPE	(255)	379,725	0.26%
	Gasoline RBOB	November-14	NYMEX	(51)	77,612	0.06%
	NY Harbor ULSD	November-14	NYMEX	(50)	148,957	0.10%
	WTI Crude	November-14	ICEUS	(73)	43,770	0.03%
	Total energy				873,554	0.60%

Metals
	Gold	December-14	NYMEX	(135)	80,980	0.06%
	Silver	December-14	NYMEX	(74)	196,080	0.13%
	Synthetic Aluminum	December-14	LME	(616)	1,201,600	0.82%
	Synthetic Copper	December-14	LME	(183)	738,162	0.51%
	Synthetic Nickel	December-14	LME	(223)	2,768,691	1.89%
	Synthetic Zinc	December-14	LME	(601)	(15,592)	(0.01)%
	Total metals				4,969,921	3.40%

	Stock indices
	CBOE Volatility Index	October-14	CBF	(66)	(78,550)	(0.05)%
	DAX Index	December-14	EUREX	(5)	(4,499)	(0.00)%
	Euro Stoxx 50 Index	December-14	EUREX	(2)	(101)	(0.00)%
	FT-SE Index	December-14	LIFFE	(53)	23,633	0.01%
	SPI 200 Index	December-14	SFE	(25)	47,296	0.03%
	Total stock indices				(12,221)	(0.01)%

	Short-term interest rates
	Eurodollar	December-15	CME	(243)	14,525	0.01%
	Euro-Schatz	December-14	EUREX	(1,010)	(30,770)	(0.02)%
	2-Year U.S. Treasury Note	December-14	CBOT	(1,049)	(95,516)	(0.07)%
	Short Sterling	December-15	LIFFE	(426)	9,742	0.01%
	Total short-term interest rates				(102,019)	(0.07)

	Long-term interest rates
	Australian 10-Year Bond	December-14	SFE	(25)	3,245	0.00%
	Total Long-term interest rates				3,245	0.00%

Net unrealized gain on futures contracts sold					5,771,027	3.95%

		Net unrealized gain on futures contracts			$1,545,573	1.06%

See Accompanying Notes to the Financial Statements.

15

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

LONG FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Fair	Asset
Counterparty	Date	Amount	Currency	Value ($)	Value

UBS	12/17/2014	76,271,716	Australian Dollar	$(3,584,839)	(2.45)%
UBS	12/17/2014	78,863,332	Canadian Dollar	(1,656,441)	(1.13)%
UBS	12/17/2014	150,401,557	Czech Koruna	(238,468)	(0.16)%
UBS	12/17/2014	58,724,242	Euro	(1,662,455)	(1.14)%
UBS	12/17/2014	1,138,829,169	Hungarian Forint	(72,995)	(0.05)%
UBS	12/17/2014	60,642,723	Israeli Shekel	(212,504)	(0.14)%
UBS	12/17/2014	6,846,310,804	Japanese Yen	(1,201,465)	(0.82)%
UBS	12/17/2014	322,709,755	Mexican Peso	(345,438)	(0.24)%
UBS	12/17/2014	57,131,201	New Zealand Dollar	(2,191,336)	(1.50)%
UBS	12/17/2014	71,311,349	Norwegian Krone	(125,932)	(0.09)%
UBS	12/17/2014	39,349,355	Polish Zloty	(353,066)	(0.24)%
UBS	12/17/2014	24,987,048	Pound Sterling	(265,388)	(0.18)%
UBS	12/17/2014	43,750,732	Singapore Dollar	(271,244)	(0.19)%
UBS	12/17/2014	99,068,926	South African Rand	(327,702)	(0.22)%
UBS	12/17/2014	24,565,919	Swedish Krona	(43,524)	(0.03)%
UBS	12/17/2014	74,259,262	Swiss Franc	(1,325,925)	(0.91)%
UBS	12/17/2014	34,017,948	Turkish Lira	(694,435)	(0.47)%

Net unrealized loss on long forward currency contracts				$(14,573,157)	(9.96)%

SHORT FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Fair	Asset
Counterparty	Date	Amount	Currency	Value ($)	Value

UBS	12/17/2014	74,025,298	Australian Dollar	$2,641,060	1.80%
UBS	12/17/2014	54,700,110	Canadian Dollar	829,414	0.57%
UBS	12/17/2014	100,220,342	Euro	4,450,027	3.04%
UBS	12/17/2014	3,487,629,220	Hungarian Forint	325,799	0.22%
UBS	12/17/2014	29,963,931	Israeli Shekel	221,047	0.15%
UBS	12/17/2014	14,054,660,846	Japanese Yen	4,911,626	3.36%
UBS	12/17/2014	361,563,521	Mexican Peso	437,147	0.30%
UBS	12/17/2014	53,998,229	New Zealand Dollar	1,832,216	1.25%
UBS	12/17/2014	150,072,324	Norwegian Krone	467,077	0.32%
UBS	12/17/2014	33,737,194	Polish Zloty	186,919	0.13%
UBS	12/17/2014	24,113,527	Pound Sterling	211,586	0.14%
UBS	12/17/2014	57,046,911	Singapore Dollar	669,284	0.46%
UBS	12/17/2014	286,602,377	South African Rand	823,252	0.56%
UBS	12/17/2014	176,071,125	Swedish Krona	714,746	0.49%
UBS	12/17/2014	74,394,888	Swiss Franc	2,222,402	1.52%
UBS	12/17/2014	54,648,156	Turkish Lira	770,082	0.53%

Net unrealized gain on short forward currency contracts				21,713,684	14.84%

Net unrealized gain on forward currency contracts				$7,140,527	4.88%

See Accompanying Notes to the Financial Statements.

16

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT

Common Stocks
Bermuda
Financials
Montpelier Re Holdings Ltd.	4,686	$145,688	0.10%
Validus Holdings Ltd.	55	2,152	0.00%
Total Financials		147,840	0.10%
Brazil
Financials
Banco Santander Brasil - Adr	21,750	142,245	0.10%
British Virgin Islands
Industrials
UTi Worldwide Inc.***	20,544	218,383	0.15%
Canada
Energy
Enbridge Inc.	1	48	0.00%
Health Care
Valeant Pharmaceuticals International Inc.***	4,931	646,947	0.44%
Industrials
Canadian Pacific Railway Ltd.	191	39,627	0.03%
Materials
Goldcorp Inc.	12,007	276,521	0.19%
Total Canada		963,143	0.66%
Cayman Islands
Consumer Discretionary
New Oriental Education & Technology Group - Adr***	16,951	393,263	0.27%
Curacao
Energy
Schlumberger Ltd.	6,195	629,970	0.43%
Finland
Information Technology
Nokia OYJ - Adr	73,915	625,321	0.43%
Hong Kong
Telecommunication Services
China Mobile Ltd. - Adr	4,958	291,283	0.20%
Ireland
Information Technology
Accenture Plc.	7,477	608,030	0.42%
Japan
Consumer Discretionary
Adastria Holdings Co., Ltd.	4,100	79,985	0.06%
Alpine Electronics Inc.	12,400	204,265	0.14%
Amuse Inc.	1,200	34,240	0.02%
Avex Group Holdings Inc.	1,200	18,192	0.01%
Chori Co., Ltd.	800	10,429	0.01%
CyberAgent Inc.	5,600	196,545	0.13%
Daidoh Ltd.	200	997	0.00%
Daikoku Denki Co., Ltd.	1,400	24,645	0.02%

See Accompanying Notes to the Financial Statements.

17

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
DCM Holdings Co., Ltd.	400	$2,742	0.00%
Denso Corp.	6,900	317,968	0.22%
Don Quijote Co., Ltd.	1,900	108,948	0.07%
Eagle Industry Co., Ltd.	2,100	42,653	0.03%
EDION Corp.	1,700	10,740	0.01%
Fast Retailing Co., Ltd.	1,000	334,610	0.23%
FCC Co., Ltd.	2,400	39,010	0.03%
Fields Corp.	3,100	45,329	0.03%
Foster Electric Co., Ltd.	2,400	34,525	0.02%
Fuji Heavy Industries Ltd.	1,000	33,055	0.02%
Fujibo Holdings Inc.	6,000	17,612	0.01%
Funai Electric Co., Ltd.***	1,400	14,333	0.01%
Futaba Industrial Co., Ltd.***	6,400	37,165	0.03%
Geo Holdings Corp.	7,300	62,888	0.04%
GLOBERIDE Inc.	10,000	12,672	0.01%
GSI Creos Corp.	1,000	1,331	0.00%
Gunze Ltd.	29,000	81,426	0.06%
Hakuhodo DY Holdings Inc.	7,500	75,892	0.05%
Higashi Nihon House Co., Ltd.	1,500	7,261	0.01%
Hikari Tsushin Inc.	100	7,102	0.01%
HI-LEX Corp.	600	17,777	0.01%
Ichikoh Industries Ltd.	5,000	12,352	0.01%
Isetan Mitsukoshi Holdings Ltd.	24,700	321,542	0.22%
Izumi Co., Ltd.	4,800	163,216	0.11%
Kohnan Shoji Co.	18,500	205,921	0.14%
Koito Manufacturing Co., Ltd.***	1,400	38,020	0.03%
Konaka Co., Ltd.	200	1,203	0.00%
Kura Corp.	100	2,794	0.00%
Matsuya Co., Ltd.	6,200	77,037	0.05%
Meiwa Estate Co., Ltd.	1,300	6,103	0.00%
Mitsuba Corp.	1,500	26,186	0.02%
Mitsubishi Motors Co.	25,500	309,408	0.21%
NHK Spring Co., Ltd.***	14,300	140,139	0.10%
Nikon Corp.	6,400	92,475	0.06%
NOK Corp.	6,000	137,618	0.10%
Pacific Industrial Co., Ltd.	2,400	18,181	0.01%
Parco Co., Ltd.	4,900	39,666	0.03%
Press Kogyo Co., Ltd.	51,000	210,146	0.15%
Round One Corp.	8,800	52,947	0.04%
Sankyo Co., Ltd.	500	17,913	0.01%
Sanoh Industrial Co., Ltd.	800	5,470	0.00%
Sanyo Housing Nagoya Co., Ltd.	1,700	19,310	0.01%
Sega Sammy Holdings Inc.	3,800	61,142	0.04%
Sekisui Chemical Co., Ltd.	2,000	22,936	0.02%
Sekisui House Ltd.	2,800	32,979	0.02%
Sharp Corp.***	14,000	39,820	0.03%
Shimachu Co., Ltd.	4,700	108,529	0.08%
Shimamura Co., Ltd.	500	45,946	0.03%
Shimano Inc.	2,600	316,186	0.22%
Showa Corp.	1,400	15,328	0.01%
SKY Perfect JSAT Holdings Inc.	400	2,352	0.00%
SNT Corp.***	4,700	25,322	0.02%
St Marc Holdings Co., Ltd.	400	20,202	0.02%
Start Today Co., Ltd.	400	8,704	0.01%
Sumitomo Electric Industries Ltd.	800	11,818	0.01%
Sumitomo Forestry Co., Ltd.	1,200	12,909	0.01%

See Accompanying Notes to the Financial Statements.

18

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Sumitomo Rubber Industries Ltd.	5,400	$76,746	0.05%
T RAD Co., Ltd.	1,000	2,507	0.00%
Taiho Kogyo Co., Ltd.	2,900	33,152	0.02%
Takata Corp.***	13,800	312,999	0.21%
Tamron Co., Ltd.	2,300	44,178	0.03%
T-Gaia Corp.	5,200	49,774	0.03%
Toa Corp. Hyogo	3,000	31,451	0.02%
Tomy Co., Ltd.	500	2,780	0.00%
Topre Corp.	200	2,842	0.00%
Toyoda Gosei Co., Ltd.	6,300	122,904	0.08%
Tsukada Global Holdings Inc.	700	5,839	0.00%
Universal Entertainment Corp.***	200	3,276	0.00%
Yellow Hat Ltd.	200	4,394	0.00%
Yokohama Rubber Co., Ltd.	7,000	60,559	0.04%
Yomiuri Land Co., Ltd.	10,000	43,575	0.03%
Yorozu Corp.	6,000	102,721	0.07%
Total Consumer Discretionary		5,395,854	3.69%
Consumer Staples
Aeon Co., Ltd.	8,000	79,639	0.05%
Ajinomoto Co., Inc.	8,000	133,096	0.09%
Heiwado Co., Ltd.	13,400	225,135	0.15%
House Foods Group Corp.	8,400	145,801	0.10%
Itoham Foods Inc.	15,000	71,927	0.05%
Japan Tobacco Inc.	9,500	308,916	0.21%
J-Oil Mills Inc.	2,000	6,600	0.01%
Kasumi Co., Ltd.	3,000	27,321	0.02%
Kirin Holdings Co., Ltd.	5,400	71,700	0.05%
Megmilk Snow Brand Co., Ltd.	3,100	40,553	0.03%
Morinaga & Co., Ltd.	2,000	4,321	0.00%
NH Foods Ltd.	4,000	84,817	0.06%
Nippon Suisan Kaisha Ltd.***	2,500	6,587	0.00%
Nisshin Oillio Group Ltd.	2,000	6,728	0.01%
San-A Co., Ltd.	400	13,328	0.01%
Sugi Holdings Co., Ltd.	1,100	46,178	0.03%
Takara Holdings Inc.	1,100	8,373	0.01%
Toyo Suisan Kaisha Ltd.	4,000	132,732	0.09%
Unicharm Corp.	13,600	310,012	0.21%
Yamazaki Baking Co., Ltd.	5,000	64,451	0.04%
Total Consumer Staples		1,788,215	1.22%
Energy
Fuji Oil Co., Ltd.	16,900	59,777	0.04%
Idemitsu Kosan Co., Ltd.	4,300	91,257	0.06%
Inpex Corp.	700	9,888	0.01%
Japan Petroleum Exploration Co.	1,900	72,920	0.05%
Modec Inc.	1,400	36,667	0.02%
Shinko Plantech Co., Ltd.	400	3,067	0.00%
TonenGeneral Sekiyu K.K.	1,000	8,742	0.01%
Total Energy		282,318	0.19%
Financials
Acom Co., Ltd.***	19,700	65,909	0.05%
Aizawa Securities Co., Ltd.	500	2,439	0.00%
Aomori Bank Ltd.	5,000	15,178	0.01%
Asax Co., Ltd.	1,100	13,277	0.01%
Awa Bank Ltd.	8,000	46,091	0.03%

See Accompanying Notes to the Financial Statements.

19

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Bank of Okinawa Ltd.	300	$13,182	0.01%
Bank of Yokohama Ltd.	3,000	16,497	0.01%
Chugoku Bank Ltd.	800	11,749	0.01%
Credit Saison Co., Ltd.	4,400	84,755	0.06%
Daibiru Corp.	18,600	213,477	0.15%
Daiko Clearing Services Corp.	100	608	0.00%
Daiwa House Industry Co., Ltd.	3,700	66,364	0.05%
Daiwa Securities Group Inc.***	21,000	166,342	0.11%
Dream Incubator Inc.	400	6,739	0.00%
Fuyo General Lease Co., Ltd.	1,500	58,594	0.04%
GCA Savvian Corp.	800	7,373	0.01%
Gunma Bank Ltd.	10,000	57,614	0.04%
Hachijuni Bank Ltd.	4,000	24,030	0.02%
Heiwa Real Estate Co., Ltd.	16,000	252,044	0.17%
Higashi-Nippon Bank Ltd.	1,000	2,534	0.00%
Higo Bank Ltd.	10,000	54,971	0.04%
Hiroshima Bank Ltd.	4,000	19,654	0.01%
Hulic Co., Ltd.	100	1,057	0.00%
IwaiCosmo Holdings Inc.	3,600	35,870	0.02%
J Trust Co., Ltd.	600	6,121	0.00%
Jaccs Co., Ltd.	31,000	172,387	0.12%
Japan Exchange Group Inc.	10,400	246,786	0.17%
Juroku Bank Ltd.	5,000	18,734	0.01%
kabu.com Securities Co., Ltd.***	34,700	169,554	0.12%
Keihanshin Building Co., Ltd.	800	4,347	0.00%
Keiyo Bank Ltd.	9,000	45,864	0.03%
Matsui Securities Co., Ltd.	1,100	10,248	0.01%
Mito Securities Co., Ltd.	5,800	21,097	0.01%
Mitsubishi Estate Co., Ltd.	14,000	315,046	0.22%
Mitsubishi UFJ Lease & Finance Co., Ltd.	44,900	234,538	0.16%
MONEY SQUARE JAPAN Inc.***	1,200	14,396	0.01%
Nishi-Nippon City Bank Ltd.	52,000	138,894	0.09%
Nisshin Fudosan Co.	2,200	9,346	0.01%
Relo Holdings Inc.	800	55,208	0.04%
SAMTY Co., Ltd.	600	3,938	0.00%
Sawada Holdings Co., Ltd.***	200	1,349	0.00%
Shinsei Bank Ltd.	28,000	59,985	0.04%
Sumitomo Mitsui Financial Group Inc.	5,400	220,096	0.15%
Suruga Bank Ltd.	4,200	83,698	0.06%
Takara Leben Co., Ltd.	23,800	88,522	0.06%
TOC Co., Ltd.	300	1,939	0.00%
Toho Bank Ltd.	3,000	11,186	0.01%
Tokio Marine Holdings Inc.	6,800	210,921	0.14%
Tosei Corp.	4,500	28,593	0.02%
Total Financials		3,409,141	2.33%
Health Care
Alfresa Holdings Corp.	2,200	31,708	0.02%
Asahi Intecc Co., Ltd.	1,900	86,950	0.06%
Astellas Pharma Inc.	13,700	203,948	0.14%
CanBas Co., Ltd.***	2,200	21,058	0.01%
Eiken Chemical Co., Ltd.	1,100	18,812	0.01%
EPS Corp.	700	9,042	0.01%
Kissei Pharmaceutical Co., Ltd.	2,900	72,702	0.05%
KYORIN Holdings Inc.	3,200	64,936	0.04%
M3 Inc.***	1,700	27,276	0.02%

See Accompanying Notes to the Financial Statements.

20

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Medipal Holdings Corp.	4,400	$53,468	0.04%
Mitsubishi Tanabe Pharma Corp.	13,200	193,617	0.13%
Nichii Gakkan Co.	700	5,545	0.00%
Nichi-iko Pharmaceutical Co., Ltd.	11,300	182,642	0.13%
Rohto Pharmaceutical Co., Ltd.	2,800	37,548	0.03%
Sawai Pharmaceutical Co., Ltd.	5,300	304,873	0.21%
Shionogi & Co., Ltd.	200	4,587	0.00%
Ship Healthcare Holdings Inc.	200	6,400	0.00%
Toho Holdings Co., Ltd.	800	15,293	0.01%
Towa Pharmaceutical Co., Ltd.	500	21,902	0.02%
Total Health Care		1,362,307	0.93%
Industrials
Aeon Delight Co., Ltd.	500	12,166	0.01%
Aichi Corp.	500	2,379	0.00%
Aida Engineering Ltd.	8,400	85,382	0.06%
Alinco Inc.	700	8,640	0.01%
Chiyoda Corp.	16,000	176,635	0.12%
Chudenko Corp.	1,000	16,364	0.01%
Dai Nippon Printing Co., Ltd.	2,000	20,046	0.01%
Daiseki Co., Ltd.	1,400	26,061	0.02%
East Japan Railway Co.	4,100	307,234	0.21%
Fudo Tetra Corp.	6,700	16,980	0.01%
Fukushima Industries Corp.	2,500	47,974	0.03%
Furukawa Electric Co., Ltd.	5,000	10,028	0.01%
Gecoss Corp.	200	3,065	0.00%
Hamakyorex Co., Ltd.	900	31,136	0.02%
Hankyu Hanshin Holdings Inc.	33,000	192,233	0.13%
Hanwa Co., Ltd.	1,000	3,738	0.00%
Hitachi Zosen Corp.	52,300	308,474	0.21%
Hitachi Zosen Fukui Corp.	100	1,336	0.00%
IHI Corp.	60,000	310,680	0.21%
Inabata & Co., Ltd.	6,200	62,455	0.04%
Iseki & Co., Ltd.	25,000	61,306	0.04%
ITOCHU Corp.	10,700	130,708	0.09%
JAC Recruitment Co., Ltd.	200	2,855	0.00%
JTEKT Corp.	18,500	309,303	0.21%
Kamigumi Co., Ltd.	5,000	47,313	0.03%
Katakura Industries Co., Ltd.	500	6,226	0.00%
Kato Works Co., Ltd.	2,000	15,260	0.01%
Kawasaki Heavy Industries Ltd.	70,000	279,502	0.19%
Keihan Electric Railway Co., Ltd.	14,000	60,240	0.04%
Keihin Co., Ltd.	5,000	7,885	0.01%
Keio Corp.	2,000	14,786	0.01%
Kintetsu World Express Inc.	100	3,811	0.00%
Kitagawa Iron Works Co., Ltd.	10,000	17,047	0.01%
Kito Corp.	4,200	52,684	0.04%
Kokuyo Co., Ltd.	3,000	24,176	0.02%
Kubota Corp.***	20,000	315,876	0.22%
Kumagai Gumi Co.***	30,000	110,762	0.08%
Kyodo Printing Co., Ltd.	6,000	21,441	0.02%
LIXIL Group Corp.	7,000	149,515	0.10%
Maezawa Industries Inc.	8,000	25,452	0.02%
Meisei Industrial Co., Ltd.	2,000	12,453	0.01%
Mitsubishi Corp.	3,500	71,662	0.05%
Mitsubishi Electric Corp.	1,000	13,314	0.01%

See Accompanying Notes to the Financial Statements.

21

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Mitsui Engineering & Shipbuilding Co., Ltd.	33,000	$74,306	0.05%
Mori Seiki Co., Ltd.	7,000	89,722	0.06%
NAC Co., Ltd.	200	2,350	0.00%
Nachi-Fujikoshi Corp.	7,000	51,178	0.04%
Nagase & Co., Ltd.	16,600	201,721	0.14%
NEC Capital Solutions Ltd.	600	11,842	0.01%
Nichias Corp.	9,000	59,483	0.04%
Nichiha Corp.	5,800	57,791	0.04%
Nippon Carbon Co., Ltd.	2,000	3,464	0.00%
Nippon Konpo Unyu Soko Co., Ltd.	2,100	35,187	0.02%
Nippon Parking Development Co., Ltd.	72,200	81,615	0.06%
Nippon Road Co., Ltd.	11,000	61,671	0.04%
Nippon Sharyo Ltd.	2,000	7,184	0.01%
Nippon Steel & Sumikin Bussan Corp.	14,000	53,986	0.04%
Nippon Thompson Co., Ltd.	9,000	46,520	0.03%
Nippon Yusen K.K.	98,000	258,189	0.18%
Nishio Rent All Co., Ltd.	100	3,861	0.00%
Nissei ASB Machine Co., Ltd.	2,500	49,615	0.03%
Nissei Plastic Industrial Co., Ltd.	6,800	56,845	0.04%
Nitto Kogyo Corp.	100	2,006	0.00%
Nittoc Construction Co., Ltd.	11,600	57,633	0.04%
Nittoku Engineering Co., Ltd.	1,800	21,004	0.01%
Noritz Corp.	100	1,766	0.00%
NS United Kaiun Kaisha Ltd.***	2,000	4,941	0.00%
NSK Ltd.	22,000	313,068	0.21%
Obayashi Road Corp.	7,000	43,329	0.03%
Okumura Corp.	6,000	35,006	0.02%
Pilot Corp.	1,900	108,255	0.08%
PS Mitsubishi Construction	2,300	10,651	0.01%
Raito Kogyo Co., Ltd.	17,800	165,513	0.11%
Sankyu Inc.	2,000	10,684	0.01%
Sanyo Denki Co., Ltd.	10,000	83,778	0.06%
Sato Corp.	300	8,437	0.01%
Secom Co., Ltd.	5,200	309,691	0.21%
Shinnihon Corp.	13,600	50,832	0.03%
Sintokogio Ltd.	5,700	39,855	0.03%
Star Micronics Co., Ltd.	5,000	73,522	0.05%
Sumitomo Densetsu Co., Ltd.	4,800	63,711	0.05%
Sumitomo Heavy Industries Ltd.	57,000	320,607	0.22%
Sumitomo Warehouse Co., Ltd.	3,000	15,835	0.01%
Takuma Co., Ltd.	1,000	6,345	0.00%
Toa Corp.	36,000	67,277	0.05%
Tobishima Corp.***	65,100	147,179	0.10%
Tobu Railway Co., Ltd.	12,000	60,386	0.04%
Tocalo Co., Ltd.	3,400	70,731	0.05%
Tomoe Corp.	100	421	0.00%
Toppan Forms Co., Ltd.	2,800	28,895	0.02%
Toshiba Corp.	5,000	23,164	0.02%
Toshiba Machine Co., Ltd.	7,000	31,907	0.02%
Toshiba Plant Systems & Services Corp.	8,400	141,359	0.10%
Trancom Co., Ltd.	500	22,449	0.02%
Tsugami Corp.	1,000	5,570	0.00%
WDB Holdings Co., Ltd.	200	2,968	0.00%
YAMABIKO Corp.	1,800	72,939	0.05%
Yamato Holdings Co., Ltd.	15,500	288,466	0.20%
Yamazen Corp.	4,500	35,239	0.02%

See Accompanying Notes to the Financial Statements.

22

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Yusen Logistics Co., Ltd.	200	$2,108	0.00%
Total Industrials		7,350,640	5.03%
Information Technology
A&D Co., Ltd.	2,300	11,700	0.01%
Advantest Corp.	15,200	195,932	0.13%
Canon Electronics Inc.	500	9,225	0.01%
CONEXIO Corp.	3,400	33,723	0.02%
Dena Co., Ltd.***	18,400	233,994	0.16%
Disco Corp.	1,200	81,499	0.05%
ESPEC Corp.	1,900	18,117	0.01%
Fuji Soft Inc.	3,600	87,690	0.06%
FUJIFILM Holdings Corp.***	9,800	301,071	0.21%
Hamamatsu Photonics K.K.	500	23,748	0.02%
Hitachi High-Technologies Corp.	1,300	37,331	0.03%
Ines Corp.	500	4,225	0.00%
Iriso Electronics Co., Ltd.	1,600	126,897	0.09%
Japan Aviation Electronics Industry Ltd.	7,000	159,533	0.11%
Japan Digital Laboratory Co., Ltd.	1,600	29,580	0.02%
Justsystems Corp.***	5,100	43,238	0.03%
Keyence Corp.	100	43,452	0.03%
Koa Corp.	2,300	24,259	0.02%
Kyocera Corp.***	6,000	279,557	0.19%
LAC Co., Ltd.	28,400	268,997	0.18%
Mitsui High-Tec Inc.	400	2,593	0.00%
MTI Ltd.	1,700	16,613	0.01%
Murata Manufacturing Co., Ltd.	500	56,839	0.04%
NEC Networks & System Integration Corp.	300	6,777	0.00%
NET One Systems Co., Ltd.	24,000	138,493	0.09%
Nichicon Corp.	8,400	60,342	0.04%
Nihon Unisys Ltd.	2,700	24,392	0.02%
Nippon Chemi-Con Corp.***	45,000	137,837	0.09%
Nippon Electric Glass Co., Ltd.	14,000	68,153	0.05%
Nomura Research Institute Ltd.	3,900	126,036	0.09%
Noritsu Koki Co., Ltd.	200	1,178	0.00%
NSD Co., Ltd.	3,600	56,546	0.04%
NTT Data Corp.	800	28,807	0.02%
Obic Co., Ltd.	1,800	64,324	0.04%
Omron Corp.	4,800	217,913	0.15%
Ricoh Co., Ltd.	100	1,074	0.00%
Riso Kagaku Corp.	1,900	61,489	0.04%
Sanken Electric Co., Ltd.	2,000	16,792	0.01%
Sanshin Electronics Co., Ltd.	1,200	8,938	0.01%
Shibaura Mechatronics Corp.***	7,000	21,505	0.01%
Shindengen Electric Manufacturing Co., Ltd.	11,000	75,108	0.05%
Shinko Electric Industries Co., Ltd.	6,900	50,384	0.03%
SMK Corp.	1,000	4,859	0.00%
Sumco Corp.***	700	8,449	0.01%
Taiyo Yuden Co., Ltd.	27,500	307,854	0.21%
Tamura Corp.	13,000	54,159	0.04%
Tecmo Koei Holdings Co., Ltd.	3,500	56,475	0.04%
Trend Micro Inc.***	3,000	101,463	0.07%
UKC Holdings Corp.	1,500	24,491	0.02%
UT Holdings Co., Ltd.***	200	1,052	0.00%
Wacom Co., Ltd.	5,300	22,902	0.02%
Yaskawa Electric Corp.	22,800	308,656	0.21%

See Accompanying Notes to the Financial Statements.

23

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Yokogawa Electric Corp.	12,100	$159,061	0.11%
Zuken Inc.	1,000	10,073	0.01%
Total Information Technology		4,315,395	2.95%
Materials
ADEKA Corp.	16,800	221,305	0.15%
Aichi Steel Corp.	6,000	22,043	0.02%
Alconix Corp.	200	2,739	0.00%
Asahi Holdings Inc.	200	3,577	0.00%
Asahi Kasei Corp.	32,000	259,746	0.18%
Daicel Corp.	1,000	10,857	0.01%
Denki Kagaku Kogyo K.K.	9,000	29,454	0.02%
DIC Corp.	28,000	62,792	0.04%
Fuji Seal International Inc.	1,900	59,670	0.04%
Fujimi Inc.	900	12,750	0.01%
Hokuetsu Kishu Paper Co., Ltd.	3,500	14,358	0.01%
JFE Holdings Inc.	1,500	29,926	0.02%
JSP Corp.	100	1,737	0.00%
Kaneka Corp.	2,000	11,176	0.01%
Kanto Denka Kogyo Co., Ltd.***	29,000	115,529	0.08%
Kobe Steel Ltd.	83,000	134,683	0.09%
Krosaki Harima Corp.	6,000	13,620	0.01%
Kurimoto Ltd.	2,000	4,358	0.00%
Kyoei Steel Ltd.	3,400	63,137	0.04%
Lintec Corp.	2,700	57,079	0.04%
Mitsubishi Chemical Holdings Corp.	38,700	190,369	0.13%
Mitsubishi Materials Corp.	14,000	45,307	0.03%
Mitsubishi Steel Manufacturing Co., Ltd.	16,000	35,590	0.03%
Neturen Co., Ltd.	6,500	48,174	0.03%
Nihon Nohyaku Co., Ltd.	300	2,940	0.00%
Nippon Chemical Industrial Co., Ltd.***	27,000	38,890	0.03%
Nippon Soda Co., Ltd.	3,000	15,315	0.01%
Oji Holdings Corp.	4,000	15,133	0.01%
Rengo Co., Ltd.	23,000	103,368	0.07%
Shin-Etsu Chemical Co., Ltd.	1,900	124,155	0.09%
Sumitomo Chemical Co., Ltd.	59,000	210,301	0.15%
T&K Toka	200	4,430	0.00%
Taiyo Holdings Co., Ltd.	1,500	47,792	0.03%
Tenma Corp.	700	10,185	0.01%
Tokai Carbon Co., Ltd.	3,000	8,314	0.01%
Tokyo Ohka Kogyo Co., Ltd.	2,200	58,181	0.04%
Tokyo Rope Manufacturing Co., Ltd.***	12,000	19,035	0.01%
Topy Industries Ltd.	39,000	76,795	0.05%
Tosoh Corp.	21,000	84,999	0.06%
Toyo Ink SC Holdings Co., Ltd.	32,000	149,360	0.10%
Ube Industries Ltd.	19,000	30,311	0.02%
Yamato Kogyo Co., Ltd.	800	26,692	0.02%
Zeon Corp.	2,000	20,384	0.01%
Total Materials		2,496,556	1.71%
Telecommunication Services
KDDI Corp.	700	42,072	0.03%
Utilities
Hokuriku Electric Power Co.***	4,200	55,173	0.04%
Kyushu Electric Power Co., Inc.***	14,100	151,932	0.10%
Shikoku Electric Power Co., Inc.***	8,400	107,666	0.07%

See Accompanying Notes to the Financial Statements.

24

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Tokyo Gas Co., Ltd.	4,000	$22,480	0.02%
Total Utilities		337,251	0.23%
Total Japan		26,779,749	18.31%
Jersey
Consumer Discretionary
WPP Plc. - Adr	146	14,664	0.01%
Marshall Islands
Energy
Teekay Corp.	627	41,608	0.03%
Mexico
Telecommunication Services
America Movil SAB de CV - Adr	20,502	516,650	0.35%
Netherlands
Financials
Aegon NV - Adr	491	4,036	0.00%
Industrials
Chicago Bridge & Iron Co. NV	246	14,231	0.01%
Koninklijke Philips Electronics NV - Adr	8,433	267,411	0.18%
Total Industrials		281,642	0.19%
Materials
LyondellBasell Industries NV	382	41,508	0.03%
Total Netherlands		327,186	0.22%
Panama
Industrials
Copa Holdings SA	311	33,367	0.02%
South Korea
Materials
POSCO - Adr	3,359	254,948	0.17%
Switzerland
Health Care
Novartis AG - Adr	27	2,542	0.00%
United Kingdom
Consumer Discretionary
Pearson Plc - Adr	1,510	30,230	0.02%
United States
Consumer Discretionary
American Axle & Manufacturing Holdings Inc.***	14,644	245,580	0.17%
American Public Education Inc.***	100	2,699	0.00%
ANN Inc.***	12,012	494,054	0.34%
Arctic Cat Inc.	2,159	75,176	0.05%
Beazer Homes USA Inc.***	3,540	59,401	0.04%
Brunswick Corp.	2,053	86,513	0.06%
Capella Education Co.	897	56,152	0.04%
Cracker Barrel Old Country Store Inc.	1,846	190,489	0.13%
DeVry Education Group Inc.	2,288	97,949	0.07%
Discovery Communications Inc.***	246	9,299	0.01%

See Accompanying Notes to the Financial Statements.

25

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
DreamWorks Animation SKG Inc.***	4,994	$136,186	0.09%
Drew Industries Inc.***	635	26,791	0.02%
DSW Inc. - Class A	3,984	119,958	0.08%
Expedia Inc.	7,181	629,199	0.43%
Genuine Parts Co.	1,665	146,037	0.10%
Hanesbrands Inc.	136	14,612	0.01%
Hasbro Inc.	6,877	378,201	0.26%
Home Depot Inc.	633	58,072	0.04%
Jack in the Box Inc.	9,088	619,711	0.42%
Kohl's Corp.	3,756	229,229	0.16%
L Brands Inc.	4,689	314,069	0.21%
Las Vegas Sands Corp.	2,101	130,703	0.09%
Leggett & Platt Inc.	17,847	623,217	0.43%
Lennar Corp. - Class A	16,162	627,571	0.43%
Life Time Fitness Inc.***	709	35,762	0.02%
National CineMedia Inc.	3,625	52,599	0.04%
Nexstar Broadcasting Group Inc.	269	10,873	0.01%
NIKE Inc. - Class B	6,953	620,208	0.42%
Nordstrom Inc.	4,017	274,642	0.19%
Panera Bread Co. - Class A***	1,446	235,293	0.16%
Pinnacle Entertainment Inc.***	9,911	248,667	0.17%
Polaris Industries Inc.	109	16,327	0.01%
PulteGroup Inc.	8,952	158,092	0.11%
PVH Corp.	2,368	286,883	0.20%
Regis Corp.***	11,429	182,407	0.12%
Sonic Automotive Inc. - Class A	437	10,711	0.01%
Starz***	3,438	113,729	0.08%
Target Corp.	1,726	108,186	0.07%
Texas Roadhouse Inc.	5,610	156,182	0.11%
Time Warner Inc.	3,586	269,703	0.18%
Tuesday Morning Corp.***	82	1,591	0.00%
Twenty-First Century Fox Inc. - Class A	11,573	396,838	0.27%
Ulta Salon Cosmetics & Fragrance Inc.***	3,606	426,121	0.29%
Under Armour Inc. - Class A***	5,536	382,538	0.26%
Vitamin Shoppe Inc.***	11,128	493,972	0.34%
Williams-Sonoma Inc.	996	66,304	0.04%
Wynn Resorts Ltd.	3,067	573,774	0.39%
Total Consumer Discretionary		10,492,270	7.17%
Consumer Staples
Clorox Co.	2,063	198,130	0.14%
Elizabeth Arden Inc.***	2,470	41,348	0.03%
Hain Celestial Group Inc.***	3,514	359,658	0.25%
Hershey Co.	5,120	488,602	0.33%
Hormel Foods Corp.	328	16,856	0.01%
Sysco Corp.	518	19,658	0.01%
Walgreen Co.	7,200	426,744	0.29%
Total Consumer Staples		1,550,996	1.06%
Energy
Atwood Oceanics Inc.	14,491	633,112	0.44%
Baker Hughes Inc.	1,964	127,778	0.09%
Cabot Oil & Gas Corp.	13,181	430,887	0.29%
EQT Corp.	27	2,472	0.00%
Gastar Exploration Ltd.***	9,527	55,924	0.04%
Gulfport Energy Corp.***	1,498	79,993	0.05%

See Accompanying Notes to the Financial Statements.

26

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Halliburton Co.	2,565	$165,468	0.11%
Newpark Resources Inc.***	27,738	345,061	0.24%
Noble Energy Inc.	9,103	622,281	0.42%
Oceaneering International Inc.	9,661	629,607	0.44%
Patterson-UTI Energy Inc.	14,755	479,980	0.33%
Penn Virginia Corp.***	14,328	182,109	0.12%
Pioneer Natural Resources Co.	55	10,833	0.01%
RPC Inc.	1,474	32,369	0.02%
SM Energy Co.	191	14,898	0.01%
Stone Energy Corp.***	5,759	180,602	0.12%
Synergy Resources Corp.***	39,391	480,176	0.33%
TETRA Technologies Inc.***	10,377	112,279	0.08%
Total Energy		4,585,829	3.14%
Financials
BlackRock Inc.	1,911	627,420	0.43%
Charles Schwab Corp.	7,218	212,137	0.14%
City National Corp.	7,623	576,832	0.39%
CME Group Inc.	164	13,113	0.01%
Discover Financial Services	9,068	583,889	0.40%
Eaton Vance	1,010	38,107	0.03%
eHealth Inc.***	1,652	39,863	0.03%
First Horizon National Corp.	3,858	47,376	0.03%
Forestar Group Inc.***	242	4,288	0.00%
Hartford Financial Services Group Inc.	16,879	628,743	0.43%
Huntington Bancshares Inc.	11,240	109,365	0.07%
Investment Technology Group Inc.***	109	1,718	0.00%
Ocwen Financial Corp.***	5,625	147,263	0.10%
PNC Financial Services Group Inc.	7,341	628,243	0.43%
Prudential Financial Inc.	5,758	506,358	0.35%
Regions Financial Corp.	4,312	43,292	0.03%
Stewart Information Services Corp.	341	10,008	0.01%
Stifel Financial Corp.***	246	11,535	0.01%
Texas Capital Bancshares Inc.***	1,209	69,735	0.05%
Trustmark Corp.	2,519	58,025	0.04%
Total Financials		4,357,310	2.98%
Health Care
Alnylam Pharmaceuticals Inc.***	6,372	497,653	0.34%
Amedisys Inc.***	3,735	75,335	0.05%
AMN Healthcare Services Inc.***	19,612	307,908	0.21%
BioMarin Pharmaceutical Inc.***	8,984	648,285	0.45%
Cambrex Corp.***	1,312	24,508	0.02%
Celgene Corp.***	1,174	111,272	0.08%
Centene Corp.***	7,758	641,664	0.44%
Cepheid Inc.***	11,229	494,413	0.34%
Cerner Corp.***	5,704	339,787	0.23%
Community Health Systems Inc.***	10,639	582,911	0.40%
Cynosure Inc.***	1,407	29,547	0.02%
Depomed Inc.***	19,376	294,321	0.20%
Edwards Lifesciences Corp.***	5,241	535,368	0.37%
Hanger Inc.***	792	16,252	0.01%
HeartWare International Inc.***	678	52,633	0.04%
Henry Schein Inc.***	82	9,551	0.01%
HMS Holdings Corp.***	6,507	122,657	0.08%
ICU Medical Inc.***	1,642	105,384	0.07%

See Accompanying Notes to the Financial Statements.

27

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Insmed Inc.***	1,064	$13,885	0.01%
Insulet Corp.***	6,822	251,391	0.17%
IPC The Hospitalist Co., Inc.***	162	7,256	0.00%
Lannett Co., Inc.***	12,635	577,167	0.39%
Momenta Pharmaceuticals Inc.***	278	3,152	0.00%
MWI Veterinary Supply Inc.***	664	98,538	0.07%
Natus Medical Inc.***	1,637	48,308	0.03%
Omnicell Inc.***	573	15,660	0.01%
Patterson Cos Inc.	4,938	204,581	0.14%
Pharmacyclics Inc.***	441	51,787	0.03%
Quidel Corp.***	4,269	114,708	0.08%
Spectrum Pharmaceuticals Inc.***	1,310	10,663	0.01%
Thoratec Corp.***	8,946	239,127	0.16%
United Therapeutics Corp.***	3,930	505,595	0.35%
Vertex Pharmaceuticals Inc.***	2,725	306,045	0.21%
West Pharmaceutical Services Inc.	9,120	408,211	0.28%
Total Health Care		7,745,523	5.30%
Industrials
Apogee Enterprises Inc.	7,265	289,147	0.20%
ArcBest Corp.	11,699	436,373	0.30%
Astronics Corp.***	55	2,622	0.00%
Chart Industries Inc.***	1,813	110,829	0.08%
CSX Corp.	18,424	590,674	0.40%
Cubic Corp.	1,913	89,528	0.06%
Dun & Bradstreet Corp.	358	42,054	0.03%
Emerson Electric Co.	1,255	78,538	0.05%
G&K Services Inc.	1,379	76,369	0.05%
Granite Construction Inc.	365	11,611	0.01%
H&E Equipment Services Inc.	3,711	149,479	0.10%
Healthcare Services Group Inc.	4,649	133,008	0.09%
Herman Miller Inc.	3,891	116,146	0.08%
Hexcel Corp.***	1,774	70,428	0.05%
Kansas City Southern	27	3,272	0.00%
Knight Transportation Inc.	9,148	250,564	0.17%
L-3 Communications Holdings Inc.	5,103	606,849	0.41%
Lincoln Electric Holdings Inc.	5,763	398,425	0.27%
Lockheed Martin Corp.	600	109,668	0.07%
Masco Corp.	26,293	628,929	0.44%
Middleby Corp.***	4,615	406,720	0.28%
Mueller Industries Inc.	3,034	86,590	0.06%
Parker Hannifin Corp.	5,574	636,272	0.44%
Quanex Building Products Corp.	2,760	49,928	0.03%
Robert Half International Inc.	10,471	513,079	0.35%
SkyWest Inc.	3,856	30,000	0.02%
Steelcase Inc.	2,210	35,780	0.02%
Terex Corp.	19,840	630,317	0.44%
TrueBlue Inc.***	633	15,990	0.01%
United Rentals Inc.***	764	84,880	0.06%
Wabash National Corp.***	10,704	142,577	0.10%
WABCO Holdings Inc.***	718	65,302	0.04%
Werner Enterprises Inc.	1,828	46,066	0.03%
WW Grainger Inc.	2,159	543,312	0.37%
Total Industrials		7,481,326	5.11%

See Accompanying Notes to the Financial Statements.

28

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Information Technology
Acxiom Corp.***	437	$7,232	0.00%
Analog Devices Inc.	10,534	521,328	0.36%
Anixter International Inc.***	2,073	175,873	0.12%
Arris Group Inc.***	2,074	58,808	0.04%
Autodesk Inc.***	10,195	561,745	0.38%
Avnet Inc.	2,893	120,060	0.08%
Bottomline Technologies Inc.***	956	26,376	0.02%
Brocade Communications Systems Inc.	58,783	638,971	0.45%
Callidus Software Inc.***	8,689	104,442	0.07%
Citrix Systems Inc.***	218	15,552	0.01%
Coherent Inc.***	1,461	89,662	0.06%
Computer Sciences Corp.	82	5,014	0.00%
Corning Inc.	20,490	396,277	0.27%
CoStar Group Inc.***	218	33,908	0.02%
Dealertrack Technologies Inc.***	1,145	49,704	0.03%
Fair Isaac Corp.	1,859	102,431	0.07%
Fiserv Inc.***	3,619	233,914	0.16%
Informatica Corp.***	1,801	61,666	0.04%
Intersil Corp.	491	6,977	0.00%
KLA-Tencor Corp.	7,201	567,295	0.39%
Lam Research Corp.	109	8,142	0.01%
Lattice Semiconductor Corp.***	3,957	29,678	0.02%
LivePerson Inc.***	2,293	28,869	0.02%
LogMeIn Inc.***	4,273	196,857	0.13%
Manhattan Associates Inc.***	3,698	123,587	0.08%
MKS Instruments Inc.	2,607	87,022	0.06%
Motorola Solutions Inc.	10,077	637,673	0.45%
NetApp Inc.	5,781	248,352	0.17%
Netscout Systems Inc.***	975	44,655	0.03%
Paychex Inc.	1,337	59,095	0.04%
Plantronics Inc.	2,222	106,167	0.07%
Progress Software Corp.***	3,856	92,197	0.06%
Rovi Corp.***	3,265	64,467	0.04%
SanDisk Corp.	4,967	486,518	0.33%
Skyworks Solutions Inc.	10,861	630,481	0.44%
SolarWinds Inc.***	463	19,469	0.01%
SunEdison Inc.***	191	3,606	0.00%
Synchronoss Technologies Inc.***	14,179	649,114	0.45%
SYNNEX Corp.	600	38,778	0.03%
Take-Two Interactive Software Inc.***	13,270	306,139	0.21%
Verint Systems Inc.***	945	52,551	0.04%
Web.com Group Inc.***	82	1,637	0.00%
Total Information Technology		7,692,289	5.26%
Materials
Airgas Inc.	3,326	368,022	0.25%
AptarGroup Inc.	55	3,339	0.00%
Axiall Corp.	9,492	339,909	0.23%
Balchem Corp.	5,461	308,929	0.21%
CF Industries Holdings Inc.	2,347	655,328	0.45%
Eagle Materials Inc.	6,255	636,947	0.44%
HB Fuller Co.	1,310	52,007	0.04%
Innophos Holdings Inc.	713	39,279	0.03%
International Paper Co.	12,146	579,850	0.40%
Minerals Technologies Inc.	1,637	101,019	0.07%

See Accompanying Notes to the Financial Statements.

29

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Nucor Corp.	10,348	$561,690	0.38%
RPM International Inc.	11,990	548,902	0.37%
Stillwater Mining Co.***	3,342	50,230	0.03%
Total Materials		4,245,451	2.90%
Utilities
Ameren Corp.	2,292	87,852	0.06%
CenterPoint Energy Inc.	19,539	478,119	0.33%
Northeast Utilities	581	25,738	0.02%
NRG Energy Inc.	1,583	48,250	0.03%
Sempra Energy	1,883	198,431	0.13%
Southern Co.	4,939	215,587	0.14%
TECO Energy Inc.	2,156	37,471	0.03%
Vectren Corp.	4,262	170,054	0.12%
Total Utilities		1,261,502	0.86%
Total United States		49,412,496	33.78%
Total securities sold short
(proceeds - $81,626,580)		$81,432,918	55.67%

See Accompanying Notes to the Financial Statements.

30

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

TOTAL RETURN SWAP CONTRACTS****
	Counterparty	Termination Date	Notional Amount (cost in foreign currency)	Fair Value ($)	% of Net Asset Value
Long
Euro	UBS	5/4/2018	10,594,076	$0	0.00%
Norwegian Krone	UBS	5/2/2017	4,859,164	0	0.00%
South African Rand	UBS	5/2/2017	17,831,081	0	0.00%
Swedish Krona	UBS	5/2/2017	10,564,799	0	0.00%
Swiss Franc	UBS	5/2/2017	2,006,158	0	0.00%
British Pound	UBS	5/4/2018	4,998,546	0	0.00%
Net long total return swaps				0	0.00%
Short
Euro	UBS	5/4/2018	(10,528,940)	0	0.00%
Norwegian Krone	UBS	5/2/2017	(5,337,901)	0	0.00%
South African Rand	UBS	5/2/2017	(17,061,230)	0	0.00%
Swedish Krona	UBS	5/2/2017	(11,091,730)	0	0.00%
Swiss Franc	UBS	5/2/2017	(1,927,705)	0	0.00%
British Pound	UBS	5/4/2018	(5,041,050)	0	0.00%
Net short total return swaps				0	0.00%
Net total return swaps				$0	0.00%

*	Non-income producing security.
**	Pledged as collateral for the trading of futures contracts.
***	Security did not pay a dividend during the previous twelve months.
****	See Pages 32-46 for the detail underlying positions of the total return swaps. The fair value of all open total return swap contracts is $0 due to the monthly reset which occurred at September 30, 2014. See Note 2.B. for a discussion of total return swap contracts.

Adr — American Depositary Receipt

See Accompanying Notes to the Financial Statements.

31

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

DETAIL UNDERLYING POSITIONS OF THE TOTAL RETURN SWAPS

		No. of	Fair
Country	Common Stock	Shares	Value ($)
LONG EURO
Austria
	Cat Oil AG	636	$0
Total Austria			0

Belgium
	Compagnie Maritime Belge SA	37	0
	EVS Broadcast Equipment SA	1,258	0
	Groupe Bruxelles Lambert SA	4,482	0
	KBC Groep NV	109	0
	Sofina SA	480	0
Total Belgium			0
	Fortum OYJ	3,987	0
	Konecranes OYJ	15,510	0
	Outokumpu OYJ	19,867	0
	Sponda OYJ	658	0
	Tieto OYJ	1,058	0
	Yit OYJ	1,255	0
Total Finland			0

France
	Accor SA	9,633	0
	Aeroports De Paris	2,247	0
	Alcatel-Lucent/France	49,941	0
	Assystem	747	0
	Atos	4,858	0
	Beneteau	22	0
	Bouygues SA	13,318	0
	Bureau Veritas SA	4,107	0
	Carrefour SA	13,781	0
	Casino Guichard Perrachon SA	3,205	0
	Edenred	3,365	0
	Etablissements Maurel Et Prom	846	0
	Fonciere Des Regions	4,723	0
	Genfit	437	0
	Havas SA	1,828	0
	Hermes International	375	0
	Icade	903	0
	Ipsen SA	165	0
	Ipsos	3,052	0
	JCDecaux SA	1,037	0
	Mercialys SA	82	0
	Nexans SA	1,215	0

See Accompanying Notes to the Financial Statements.

32

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
LONG EURO (continued)
France (continued)
	Publicis Groupe SA	4,967	$0
	Rallye SA	1,319	0
	Sa Des Ciments Vicat	955	0
	Schneider Electric SA	5,605	0
	Suez Environnement Co.	15,827	0
	Teleperformance	948	0
	Vilmorin & Cie	210	0
	Wendel SA	1,267	0
Total France			0

Germany
	Amadeus Fire AG	240	0
	Axel Springer AG	819	0
	Basf SE	4,667	0
	Bauer AG	389	0
	Baywa AG	518	0
	Bechtle AG	217	0
	Brenntag AG	82	0
	Cewe Color Holding AG	78	0
	Deutsche Euroshop AG	1,030	0
	Drillisch AG	27	0
	Elringklinger AG	2,178	0
	Fielmann AG	27	0
	Gerresheimer AG	1,692	0
	Grammer AG NPV	2,511	0
	Hannover Rueckversicherung AG	655	0
	Heidelbergcement AG	6,522	0
	Henkel AG & Co KGaA	4,284	0
	Hochtief AG	1,705	0
	Hugo Boss AG	2,210	0
	Indus Holding AG	830	0
	Infineon Technologies AG	41,344	0
	Jenoptik AG	1,037	0
	Porsche AG-Pfd	4,421	0
	Rib Software AG	1,604	0
	Sap SE	3,984	0
	Sartorius AG	197	0
	Schaltbau Holding AG	158	0
	Sixt AG	107	0
	Stada Arzneimittel AG	1,446	0
	United Internet AG	1,665	0
	Wacker Construction Equipment NPV	2,178	0
Total Germany			0

Luxembourg
	Gagfah SA	8,405	0
	Saf-Holland SA	2,059	0
Total Luxembourg			0

See Accompanying Notes to the Financial Statements.

33

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
	LONG EURO (continued)
Netherlands
	ASM International NV	4,103	$0
	Binckbank NV	2,024	0
	Brunel International NV	44	0
	Corbion NV	2,582	0
	Eurocommercial Properties NV	709	0
	Fugro NV-CVA	8,908	0
	Heineken NV	2,511	0
	Nutreco NV	737	0
	Postnl NV	31,682	0
	Qiagen NV	6,260	0
	Stmicroelectronics NV	23,415	0
	Unilever NV	10,834	0
	USG People NV	1,228	0
	Wereldhave NV	27	0
	Wolters Kluwer	82	0
	Total Netherlands		0

Portugal
	Energias De Portugal SA	71,745	0
	Portucel Empresa Produtora	14,788	0
	Redes Energeticas Nacionais SA	2,546	0
	Semapa-Sociedade De Investimento E Gestao	6,737	0
	Sonaecom Sgps SA	2,561	0
	Total Portugal		0

Spain
	ACS Actividades Cons Y Servicios	1,856	0
	Almirall SA	1,399	0
	Atresmedia Corp De Medios Comunicacion SA	27	0
	Banco Santander SA	44,483	0
	Bankinter SA	3,793	0
	Duro Felguera SA	3,101	0
	Ferrovial SA	5,267	0
	Gas Natural SDG S.A.	164	0
	Grifols SA	1,746	0
	Grupo Catalana Occidente SA	2,230	0
	Indra Sistemas SA	3,620	0
	NH Hoteles SA	1,474	0
	Obrascon Huarte Lain S.A.	1,337	0
	Tecnicas Reunidas SA	1,196	0
	Zardoya Otis SA	24,168	0
Total Spain			0

	United Kingdom
	Dialog Semiconductor Plc	3,427	0
	Royal Dutch Shell Plc	1,010	0
	Tipp24 AG	3,682	0
	Total United Kingdom		0
	Net unrealized gain on long euro swap contracts		$0

See Accompanying Notes to the Financial Statements.

34

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

		No. of	Fair
Country	Common Stock	Shares	Value ($)

	LONG NORWEGIAN KRONE
Bermuda
	Archer Ltd.	2,113	0
	Seadrill Ltd.	14,245	0
	Total Bermuda		0

Norway
	Aker ASA	185	0
	DNO ASA	7,805	0
	Norsk Hydro ASA	12,417	0
	Petroleum Geo-Services ASA	6,440	0
	Salmar ASA	2,297	0
	Statoil ASA	1,828	0
	Telenor ASA	6,386	0
	Total Norway		0
	Net unrealized gain on long norwegian krone swap contracts		$0

	LONG SOUTH AFRICAN RAND
South Africa
	African Rainbow Minerals Ltd.	2,990	0
	Anglo American Platinum Ltd.	3,203	0
	Assore Ltd.	6,463	0
	Grindrod Ltd.	8,047	0
	Imperial Holdings Ltd.	4,162	0
	Lewis Group Ltd.	145	0
	Liberty Holdings Ltd.	1,639	0
	Mtn Group Ltd.	14,218	0
	Nedbank Group Ltd.	10,394	0
	Network Healthcare Holdings Ltd.	5,900	0
	Remgro Ltd.	21,027	0
	Sasol Ltd.	5,022	0
	Total South Africa		0
	Net unrealized gain on long south african rand swap contracts		$0

See Accompanying Notes to the Financial Statements.

35

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
	LONG SWEDISH KRONA
Luxembourg
	Millicom International Cellular SA	627	$0
	Total Luxembourg		0

Sweden
	AAK AB	27	0
	Castellum AB	3,798	0
	Haldex AB	27	0
	Holmen AB-B Shares	1,219	0
	Husqvarna AB-B Shares	23,011	0
	Loomis AB	224	0
	Lundbergforetagen AB	4,821	0
	Modern Times Group AB	2,101	0
	Peab AB	9,196	0
	Saab AB	7,140	0
	SKF AB-B Shares	8,487	0
	Svenska Handelsbanken AB	355	0
	Teliasonera AB	35,003	0
	Trelleborg AB	12,296	0
	Total Sweden		0
	Net unrealized gain on long swedish krona swap contracts		$0

	LONG SWISS FRANC
Switzerland
	Adecco SA	6,318	0
	AFG Arbonia-Forster Holding AG	2,403	0
	Bucher Industries AG	1,237	0
	Cie Financiere Richemont SA	819	0
	Dufry AG	1,211	0
	Gam Holding AG	153	0
	Gategroup Holding AG	921	0
	Georg Fischer AG	395	0
	Givaudan-Reg	50	0
	Kudelski SA	6,175	0
	Kuoni ReiSEn Holding AG	339	0
	OC Oerlikon Corporation AG	136	0
	Pargesa Holding SA	352	0
	Schmolz + Bickenbach AG	385	0
	Syngenta AG	1,337	0
	Tecan Group AG	81	0
	U-Blox AG	628	0
	Total Switzerland		0
	Net unrealized gain on long swiss franc swap contracts		$0

See Accompanying Notes to the Financial Statements.

36

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

		No. of	Fair
Country	Common Stock	Shares	Value ($)

LONG BRITISH POUND
Canada
	Entertainment One Ltd.	2,935	$0
	Ithaca Energy Inc	977	0
Total Canada			0

Ireland
	Greencore Group Plc	10,286	0
Total Ireland			0

Jersey
	Henderson Group Plc	129,828	0
	Randgold Resources Ltd.	27	0
	Shire Plc	200	0
Total Jersey			0

Luxembourg
	Colt Group SA	1,804	0
Total Luxembourg			0

United Kingdom
	Amlin Plc	901	0
	Anglo Pacific Group Plc	4,665	0
	Ashmore Group Plc	18,857	0
	Astrazeneca Plc	983	0
	Aviva Plc	11,698	0
	Berendsen Plc	328	0
	Berkeley Group Holdings Plc	11,820	0
	Betfair Group Plc	1,396	0
	Bovis Homes Group Plc	4,253	0
	BT Group Plc	1,555	0
	Capita Plc	3,468	0
	CSR Plc	421	0
	Debenhams Plc	1,692	0
	Electrocomponents Plc	39,146	0
	Elementis Plc	33,889	0
	Enquest Plc	36,404	0
	Fresnillo Plc	11,972	0
	Galliford Try Plc	2,367	0
	Gkn Plc	218	0
	Grainger Plc	43,370	0
	Great Portland Estates Plc	4,524	0
	Greggs Plc	620	0
	Hammerson Plc	46,160	0
	Hargreaves Lansdown Plc	164	0
	Hargreaves Services Plc	1,575	0
	Hays Plc	97,064	0
	Hikma Pharmaceuticals Plc	709	0
	Home Retail Group Plc	14,846	0
	IMI Plc	21,230	0

See Accompanying Notes to the Financial Statements.

37

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
LONG BRITISH POUND (continued)
United Kingdom (continued)
	International Personal Finance Plc	1,311	$0
	Intertek Group Plc	2,893	0
	Intu Properties Plc	21,095	0
	J Sainsbury Plc	64,241	0
	James Fisher & Sons Plc	129	0
	Kazakhmys Plc	14,819	0
	Kesa Electricals Plc	6,490	0
	Legal & General Group Plc	114,275	0
	Lonmin Plc	25,107	0
	Lookers Plc	394	0
	Mitchells & Butlers Plc	14,735	0
	Mitie Group Plc	2,947	0
	National Express Group Plc	12,915	0
	NCC Group Ltd.	362	0
	Next Plc	2,238	0
	Old Mutual Plc	117,756	0
	Oxford Instruments Plc	475	0
	Pace Micro Technology Plc	12,832	0
	Paypoint Plc	899	0
	Persimmon Plc	11,298	0
	PZ Cussons Plc	55	0
	Rentokil Initial Plc	246	0
	Rightmove Plc	437	0
	Rolls-Royce Holdings Plc	24,995	0
	SDL Plc	182	0
	Sage Group Plc	41,281	0
	Sig Plc	38,327	0
	Spectris Plc	9,243	0
	Standard Chartered Plc	3,712	0
	Tate & Lyle Plc	4,175	0
	Telecity Group Plc	5,983	0
	Telecom Plus Plc	1,365	0
	Tesco Plc	81,842	0
	Thomas Cook Group Plc	11,107	0
	Trinity Mirror Plc	7,829	0
	TT Electronics	208	0
	Tullow Oil Plc	38,257	0
	United Utilities Group Plc	26,587	0
	Vedanta Resources Plc	55	0
	Weir Group Plc	737	0
	Whitbread Plc	6,331	0
Total United Kingdom			0
Net unrealized gain on long british pound swap contracts			0
Net long total return swap contracts			$0

See Accompanying Notes to the Financial Statements.

38

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
SHORT EURO
Belgium
	Ackermans & Van Haaren NV	(191)	$0
	Aedifica	(82)	0
	Ageas	(1,992)	0
	Barco NV	(296)	0
	D'ieteren SA/NV	(30)	0
	Gimv NV	(44)	0
	Solvay SA	(2,101)	0
	Telenet Group Holding NV	(293)	0
Total Belgium			0

Finland
	Amer Sports OYJ	(2,120)	0
	Cargotec OYJ	(1,039)	0
	Huhtamaki OYJ	(328)	0
	Kesko OYJ	(1,582)	0
	Nokia OYJ	(4,148)	0
	Nokian Renkaat OYJ	(10,480)	0
	UPM-Kymmene OYJ	(13,971)	0
Total Finland			0

France
	Biomerieux	(27)	0
	Cap Gemini SA	(4,412)	0
	Carbone Lorraine	(94)	0
	Christian Dior SA	(136)	0
	Cie Generale De Geophysique - Veritas	(9,963)	0
	Cie Generale D'optique Essilor International SA	(2,929)	0
	CompAGnie De Saint-Gobain	(3,302)	0
	Credit Agricole SA	(2,074)	0
	Derichebourg SA	(3,187)	0
	Eurazeo	(82)	0
	Faurecia	(9,722)	0
	Gameloft	(11,723)	0
	Iliad SA	(546)	0
	Ingenico	(873)	0
	Innate Pharma SA	(8,240)	0
	L'oreal	(27)	0
	Montupet	(2,598)	0
	Neopost SA	(518)	0
	Orange	(21,122)	0
	Renault SA	(4,339)	0
	Rubis SCA	(1,965)	0
	Safran SA	(5,011)	0
	Sanofi	(2,796)	0
	Scor SE	(164)	0
	Societe Fonciere Financiere Et De Participations Ffp	(57)	0
	Societe Generale SA	(2,893)	0
	Societe Television Francaise 1	(4,886)	0
	Sopra Group	(276)	0

See Accompanying Notes to the Financial Statements.

39

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
SHORT EURO (continued)
France (continued)
	Technip SA	(1,228)	$0
	Total SA	(4,994)	0
	Unibail-Rodamco SE	(109)	0
	Valeo SA	(2,265)	0
	Vallourec SA	(3,091)	0
	Veolia ENVironnement SA	(11,756)	0
	Vinci SA	(600)	0
Total France			0

Germany
	Adidas AG	(4,230)	0
	Aurubis AG	(4,201)	0
	Bilfinger SE	(2,156)	0
	CompuGroup Holding	(29)	0
	Daimler AG-Registered Shares	(4,175)	0
	Deutsche Beteiligungs AG	(745)	0
	Deutsche Post AG	(9,861)	0
	Deutsche Telekom AG	(20,877)	0
	Draegerwerk AG & Co KGaA	(348)	0
	E.On SE	(12,117)	0
	Fraport AG Frankfurt Airport Services Worldwide	(3,593)	0
	Fresenius SE & Co KGaA	(27)	0
	Gea Group AG	(7,262)	0
	Hamborner Reit AG	(341)	0
	Heidelberger Druckmaschinen	(13,836)	0
	Jungheinrich AG	(328)	0
	Kuka AG	(164)	0
	Linde AG	(791)	0
	LPKF Laser & Electronics AG	(2,080)	0
	Metro AG	(6,162)	0
	Morphosys AG	(1,337)	0
	Patrizia Immobil	(5,876)	0
	Pfeiffer Vacuum Technology AG	(73)	0
	Puma SE	(344)	0
	QSC AG	(1,298)	0
	Salzgitter AG	(2,139)	0
	Symrise AG	(1,637)	0
	Takkt AG	(69)	0
	Tui AG	(16,320)	0
	Volkswagen AG	(1,283)	0
	Vossloh AG	(1,087)	0
	Wirecard AG	(2,756)	0
Total Germany			0

See Accompanying Notes to the Financial Statements.

40

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

			Fair
Country	Common Stock	Shares	Value ($)
SHORT EURO (continued)
Luxembourg
	Acrelormittal	(23,066)	$0
	Eurofins Scientific	(218)	0
Total Luxembourg			0

Netherlands
	Aalberts Industries NV	(1,470)	0
	Aegon NV	(15,637)	0
	Airbus Group NV	(5,103)	0
	Arcadis NV	(1,229)	0
	Grontmij	(441)	0
	Koninklijke Boskalis Westminster NV	(55)	0
	Koninklijke Philips NV	(9,961)	0
	Nieuwe Steen Inv	(491)	0
	Randstad Holding NV	(6,714)	0
	Ten Cate	(109)	0
	Tomtom NV	(246)	0
	Vopak	(4,235)	0
Total Netherlands			0

Portugal
	Altri Sgps SA	(26,595)	0
	Jeronimo Martins	(13,127)	0
	Mota Engil Sgps Eur1	(273)	0
	Zon Multimedia Servicos De T	(52,643)	0
Total Portugal			0

Spain
	Banco Bilbao Vizcaya Argenta	(2,347)	0
	CaixaBank S.A	(52,260)	0
	Ence Energia Y Celulosa SA	(52,458)	0
	Endesa SA	(4,196)	0
	Gamesa Corp Tecnologica SA	(2,920)	0
	Mediaset Espana Comunicacion	(14,764)
	Prosegur Cia De Seguridad SA	(1,018)	0
	Sacyr SA	(59,591)	0
	Viscofan SA	(697)	0
Total Spain			0
Net unrealized gain on short euro swap contracts			$0

See Accompanying Notes to the Financial Statements.

41

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
	SHORT NORWEGIAN KRONE
Liberia
	Royal Caribbean Cruises Ltd.	(2,569)	$0
Total Liberia			0

Norway
	Marine Harvest	(9,088)	0
	Schibsted ASA	(5,798)	0
	Yara International ASA	(4,312)	0
	Total Norway		0
	Net unrealized gain on short norwegian krone swap contracts		$0

	SHORT SOUTH AFRICAN RAND
Luxembourg
	Reinet Investments SCA	(2,144)	0
	Total Luxembourg		0

South Africa
	AECI Ltd.	(323)	0
	Arcelormittal South Africa	(14,720)	0
	Aspen Pharmacare Holdings Ltd.	(2,183)	0
	Aveng Ltd.	(5,680)	0
	AVI Ltd.	(17,050)	0
	Bidvest Group Ltd.	(1,037)	0
	Clicks Group Ltd.	(190)	0
	Foschini Group Ltd.	(55)	0
	Gold Fields Ltd.	(44,629)	0
	Hyprop Investments Ltd.	(5,686)	0
	Impala Platinum Holdings Ltd.	(10,897)	0
	Life Healthcare Group Holdings Ltd.	(40,651)	0
	Massmart Holdings Ltd.	(3,965)	0
	Mmi Holdings Ltd.	(61,851)	0
	Murray & Roberts Holdings	(14,977)	0
	Omnia Holdings Ltd.	(1,506)	0
	PPC Ltd.	(11,170)	0
	Sappi Limited	(13,039)	0
	Shoprite Holdings Ltd.	(25,559)	0
	Spar Group Ltd.	(682)	0
	Sun International Ltd.	(1,963)	0
	Tiger Brands Ltd.	(27)	0
	Truworths International Ltd.	(2,210)	0
	Vodacom Group Ltd.	(4,385)	0
	Wilson Bayly Holmes-Ovcon	(3,275)	0
	Total South Africa		0
	Net unrealized gain on short south african rand swap contracts		$0

See Accompanying Notes to the Financial Statements.

42

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
	SHORT SWEDISH KRONA
Sweden
	Assa ABloy AB-B	(1,610)	$0
	Atlas Copco AB-A Shares	(10,288)	0
	Axfood AB	(752)	0
	Betsson AB	(852)	0
	Bilia AB	(383)	0
	Billerudkorsnas AB	(27)	0
	Fabege AB	(27)	0
	Industrivarden AB	(6,145)	0
	Investor AB	(8,953)	0
	Klovern AB	(952)	0
	Lundin Petroleum AB	(6,195)	0
	NCC AB	(9,674)	0
	Securitas AB	(9,585)	0
	Svenska Cellulosa AB SCA-B	(3,493)	0
	Swedbank AB	(1,337)	0
	Wihlborgs Fastigheter AB	(35)	0
	Total Sweden		0
	Net unrealized gain on short swedish krona swap contracts		$0

	SHORT SWISS FRANC
Austria
	AMS AG	(8,416)	0
Total Austria			0

Switzerland
	Aryzta AG	(1,362)	0
	Credit Suisse Group AG	(11,434)	0
	Daetwyler Holding AG	(27)	0
	EMS-Chemie Holding AG	(254)	0
	Julius Baer Group Ltd.	(2,947)	0
	Komax Holding AG	(22)	0
	Novartis AG-Reg	(3,357)	0
	Panalpina Welttransport	(109)	0
	Partners Group Holding AG	(225)	0
	Sonova Holding AG	(1,255)	0
	Sulzer AG-Reg	(635)	0
	Temenos Group AG	(2,745)	0
	Vontobel Holding AG-Reg	(55)	0
	Zurich Insurance Group AG	(819)	0
	Total Switzerland		0
	Net unrealized gain on short swiss franc swap contracts		$0

See Accompanying Notes to the Financial Statements.

43

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
SHORT BRITISH POUND
Bermuda
	Catlin Group Ltd.	(231)	$0
	Lancashire Holdings Ltd.	(4,252)	0
	Petra Diamonds Ltd.	(288)	0
	Signet Jewelers Ltd.	(398)	0
Total Bermuda			0

Gibraltar
	Bwin.Party Digital Entertainment Plc	(77,625)	0
Total Gibraltar			0

Ireland
	CRH Plc	(13,929)	0
	Dragon Oil Plc	(11,276)	0
	Petroceltic International	(3,657)	0
Total Ireland			0

Isle of Man
	Lamprell Plc	(10,490)	0
Total Isle of Man			0

Jersey
	Beazley Plc	(9,066)	0
	Cape Plc	(2,659)	0
	Petrofac Ltd.	(1,501)	0
	Regus Plc	(108,636)	0
	Wolseley Plc	(5,976)	0
	WPP Plc	(15,650)	0
Total Jersey			0

Spain
	International Consolidated Airlines Group SA	(53,540)	0
Total Spain			0

United Kingdom
	Afren Plc	(122,272)	0
	African Barrick Gold Plc	(3,357)	0
	Amec Plc	(948)	0
	Anite Plc	(6,183)	0
	ASOS Plc	(4,385)	0
	Associated British Foods Plc	(3,193)	0
	Aveva Group Plc	(5,239)	0
	Babcock International Group Plc	(15,255)	0
	Bae Systems Plc	(40,962)	0
	Barratt Developments Plc	(49,669)	0
	Bodycote Plc	(55)	0
	Brewin Dolphin Holdings Plc	(1,831)	0

See Accompanying Notes to the Financial Statements.

44

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
SHORT BRITISH POUND
United Kingdm (continued)
	British Sky Broadcasting Group Plc	(3,848)	$0
	Burberry Group Plc	(12,897)	0
	Chemring Group Plc	(327)	0
	Chesnara Plc	(4,900)	0
	Close Brothers Group Plc	(1,405)	0
	Costain Group Plc	(1,451)	0
	Cranswick Plc	(288)	0
	Dairy Crest Group Plc	(3,799)	0
	Dart Group Plc	(6,259)	0
	De La Rue Plc	(4,148)	0
	Dialight Plc	(109)	0
	Diploma Plc	(9,232)	0
	Domino Printing Sciences Plc	(1,918)	0
	Easyjet Plc	(11,462)	0
	Enterprise Inns	(8,310)	0
	Faroe Petroleum Plc	(5,260)	0
	Ferrexpo Plc	(15,288)	0
	Fidessa Group Plc	(112)	0
	Genus Plc	(114)	0
	Hansteen Holdings Plc	(912)	0
	Hunting Plc	(1,147)	0
	IG Group Holdings Plc	(218)	0
	Inchcape Plc	(19,599)	0
	Inmarsat Plc	(682)	0
	InterContinental Hotels Group Plc	(0)	0
	JD Wetherspoon Plc	(1,439)	0
	Jupiter Fund Management Plc	(28,480)	0
	Kingfisher Plc	(60,884)	0
	Laird Plc	(1,664)	0
	Land SEcurities Group Plc	(8,467)	0
	Marks & Spencer Group Plc	(7,969)	0
	Micro Focus International Plc	(17,008)	0
	Millennium & Copthorne Hotels Plc	(1,243)	0
	Mondi Plc	(5,212)	0
	Morgan Crucible Co Plc	(2,550)	0
	Pearson Plc	(14,982)	0
	Premier Farnell Plc	(20,947)	0
	Premier Oil Plc	(709)	0
	Qinetiq Group Plc	(6,257)	0
	Renishaw Plc	(27)	0
	Ricardo Plc	(2,281)	0
	Rio Tinto Plc	(6,386)	0
	Royal Bank Of Scotland Group Plc	(5,540)	0
	RPS Group Plc	(714)	0
	Sabmiller Plc	(4,148)	0

See Accompanying Notes to the Financial Statements.

45

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2014 (Unaudited)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
SHORT BRITISH POUND
United Kingdm (continued)
	Safestore Holdings Ltd	(615)	$0
	Schroders Plc	(8,163)	0
	Shaftesbury Plc	(11,179)	0
	Spirent Communications Plc	(6,369)	0
	St James's Place Plc	(2,101)	0
	StAGecoach Group Plc	(764)	0
	Standard Life Plc	(27,590)	0
	Taylor Wimpey Plc	(955)	0
	Tui Travel Plc	(50,061)	0
	Tullett Prebon Plc	(6,616)	0
	Unite Group Plc	(3,159)	0
	Vesuvius Plc	(1,910)	0
	Victrex Plc	(667)	0
	WM Morrison Supermarkets Plc	(78,666)	0
	Xchanging Plc	(1,558)	0
Total United Kingdom			0
Net unrealized gain on short british pound swap contracts			0
Net short total return swap contracts			$0

	Net unrealized gain on total return swap contracts		$0

See Accompanying Notes to the Financial Statements.

46

NOTES TO THE SCHEDULE OF INVESTMENTS

Note 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. General Description of the Trust

The Campbell Multi-Strategy Trust (the “Trust”) engages in the speculative trading of securities, futures contracts, forward currency contracts and total return swaps. The Trust is registered under the Investment Company Act of 1940 (“1940 Act”) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and Over The Counter (OTC) derivative counterparties through which the Trust trades.

B. Method of Reporting

The Trust's schedule of investments are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

The Trust meets the definition of an investment company according to the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements.

For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by diving Net Assets by the number of outstanding shares.

C. Foreign Currency Transactions

The Trust’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the Statement of Assets and Liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

Note 2. PORTFOLIO VALUATION

A. Futures and Forward Currency Contracts

Transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract trade price and fair value) are reported in the Statement of Assets and Liabilities as a net gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with FASB Accounting Standards Codification (ASC) 210-20, Balance Sheet − Offsetting. The fair value of futures contracts, as reported by the various futures exchanges, reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The fair value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

B. Total Return Swap Contracts

Transactions are accounted for on the trade date. Gains and losses are realized when underlying positions are liquidated as well as on monthly swap reset dates. Net unrealized gains and losses on open contracts are reported in the Statement of Assets and Liabilities as a net gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with ASC 210-20. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. The total return swaps are typically reset monthly, but resets may occur more frequently. The Trust receives interest based on the notional amount of short contracts and pays interest based on the notional amount of long contracts in accordance with each swap agreement. Net payments of interest and other fees are recorded as realized gains or losses.

47

The Trust trades exchange traded securities in Europe and South Africa using total return swap contracts. The trading in these securities is completed each day prior to the close of business in the United States (U.S.) markets. These underlying securities are valued based on the last reported sales price of the European and South African exchanges. Events may occur subsequent to the valuation of the underlying securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Adviser, those securities may be valued at fair value as determined in good faith by the Adviser.

C. Investment Securities

Security transactions are accounted for on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. The Trust sells securities not owned at the time of sale (a short sale). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of liability is subsequently marked-to-market to reflect the current fair value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. Government Securities are stated at cost plus accrued interest, which approximates fair value.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the U.S. markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Adviser, those securities may be valued at fair value as determined in good faith by the Adviser.

D. Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and total return swaps that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Government Securities. See Note 2.A. and 2.B. for a discussion of the observable inputs used in calculating fair value.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the period ended September 30, 2014, the Trust did not have any Level 3 assets or liabilities.

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The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of September 30, 2014.

	Fair Value at September 30, 2014
Description*	Level 1	Level 2	Level 3	Total

Assets

Common Stocks	$81,444,118	$-	$-	$81,444,118
U.S. Government Securities	-	8,499,533	-	8,499,533
Exchange traded futures contracts
Agriculture	316,984	-	-	316,984
Energy	951,923	-	-	951,923
Metals	5,263,089	-		5,263,089
Stock indices	170,287	-		170,287
Short-term interest rates	42,172	-	-	42,172
Long-term interest rates	1,334,852	-	-	1,334,852
Total return swap contracts	-	-	-	-
Forward currency contracts	-	21,845,166	-	21,845,166
Total Assets	$89,523,425	$30,344,699	$-	$119,868,124

Liabilities
Common Stocks	$(81,432,918)	$-	$-	$(81,432,918)
Exchange traded futures contracts
Agriculture	(357,656)	-	-	(357,656)
Energy	(8,569)	-	-	(8,569)
Metals	(5,344,193)	-	-	(5,344,193)
Stock indices	(626,192)	-	-	(626,192)
Short-term interest rates	(137,728)	-	-	(137,728)
Long-term interest rates	(59,396)	-	-	(59,396)
Total return swap contracts	-	-	-	-
Forward currency contracts	-	(14,704,639)	-	(14,704,639)
Total Liabilities	$(87,966,652)	$(14,704,639)	$-	$(102,671,291)

* See complete Schedule of Investments for additional detail categorization.

Note 3. INVESTMENTS

The U.S. federal income tax basis of the Trusts investment at September 30, 2014 was as follows:

Investment securities	$89,943,651
Securities sold short	(81,432,918)
Open forward currency contracts	6,742,487
Open futures contracts	1,602,470
Open total return swaps contracts	0

The U.S. federal income tax basis of the Trust’s investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $341,142 (gross unrealized appreciation was $5,608,403 and gross unrealized depreciation was $5,267,261).

49

Item 2. Controls and Procedures

a)	The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ G. William Andrews
G. William Andrews, Chief Executive Officer

Date	November 24, 2014

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	November 24, 2014